FILED PURSUANT TO RULE 497(e);
                                              FILE NOS. 333-15881 AND 811-079178

PROSPECTUS
MAY 1, 2004
HORACE MANN MUTUAL FUNDS
EQUITY FUND










      SHARES OF THE HORACE MANN EQUITY FUND ARE SOLD ONLY AS THE UNDERLYING
              INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                       HORACE MANN LIFE INSURANCE COMPANY.









HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001







           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
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                                                                            PAGE
                                                                            ----
SUMMARY                                                                       2
     Equity Fund                                                              2
     Fund Performance History                                                 3
MORE ABOUT RISKS                                                              5
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                     6
MANAGEMENT                                                                    7
     Investment Adviser                                                       7
     The Subadvisers                                                          8
PURCHASES AND REDEMPTIONS                                                     8
     Redemption of Equity Fund Shares by Existing Public Shareholders         9
     Systematic Cash Withdrawal Plan                                          9
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                    9
FINANCIAL HIGHLIGHTS                                                         11
OTHER INFORMATION                                                            12
     Public Shareholder Communications                                       12
     Shareholders' Inquiries                                                 12
     Additional Information                                                  12

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SUMMARY
--------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

EQUITY FUND

     INVESTMENT OBJECTIVE: The Equity Fund seeks long-term capital growth. As a secondary objective, the Equity Fund seeks conservation of principal and production of income.

     MAIN INVESTMENT STRATEGIES: The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. These companies vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry. On average, the Fund will have a value-bias, generally exhibiting an average price to earnings ratio lower than, and an average dividend yield higher than, that of the market as measured by the S&P 500. The Equity Fund may also invest in preferred stocks. Additionally, up to 10% of the Equity Fund's assets may be invested in U.S. dollar-denominated securities of foreign issuers, including common stock, preferred stock, convertible securities and American Depository Receipts. Included within the definition of "domestic companies" are companies that are not incorporated in the U.S. but have one or more of the following attributes: principal place of business in the U.S., substantial portion of income derived from activities in the U.S., equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks or complies with U.S. accounting standards. Thus, securities of such issuers are not subject to the 10% limitation on securities of foreign issuers.

     Currently, Wilshire has retained the Bernstein Investment Research and Management Unit ("Bernstein") of Alliance Capital Management L.P. ("Alliance"), Mellon Equity Associates, LLP ("Mellon Equity") and Wellington Management Company, LLP ("Wellington Management") to manage the Equity Fund. The basic investment philosophy of each subadviser is described below.

     In managing its portion of the Equity Fund, Bernstein uses traditional methods of stock selection -- research and analysis -- to identify undervalued stocks. In addition, Bernstein employs quantitative valuation tools to identify attractive stocks and the most opportune time to purchase them.

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     Mellon Equity believes that stock returns are a function of a security's exposure to numerous fundamental factors that move in and out of favor over time. By emphasizing those stocks with favorable attributes and de-emphasizing those without, Mellon Equity seeks to purchase the better performing stocks within a sector and attempts to neutralize risk through a well diversified portfolio construction.

     Wellington Management employs a conservative approach to investing in large capitalization, quality companies which it believes have long-term growth potential. Using a blend of top-down sector analysis and bottom-up security selection, Wellington Management's growth and income style emphasizes fundamental analysis in security selection, and attempts to identify long lasting broad themes based on demographic trends, technological changes and political and social developments. Wellington Management will look to sell a security when downside risk equals upside potential, when a decreasing trend of earnings growth is exhibited, or when excessive valuations are realized.

     Under normal circumstances, the Equity Fund intends to be fully invested. Pending investment to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Equity Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Equity Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     MAIN RISKS OF INVESTING: Since the Equity Fund invests most of its assets in common stocks, one of the primary risks is that the value of the stocks it holds might decrease in response to the activities of the company that issued the stock, or general economic and market conditions. More information about the risks of investing in the Equity Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. The Equity Fund's returns will vary, and you could lose money by investing in the Equity Fund. There can be no assurance that the Equity Fund will meet its investment objectives.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how the Fund's performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

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EQUITY FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1994         -0.35%
1995         33.67%
1996         25.28%
1997         23.45%
1998          7.64%
1999         -2.54%
2000         -4.64%
2001         -4.21%
2002        -19.43%
2003         27.57%


BEST QUARTER          WORST QUARTER
------------          -------------
15.72% (2Q03)        -18.05% (3Q02)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                               1 YEAR     5 YEARS     10 YEARS
                                               ------     -------     --------
Equity Fund                                    27.57%     -1.76%        7.33%
S&P 500*                                       28.69%     -4.05%       11.06%
(reflects no deduction for fees,
 expenses or taxes)

* The Standard and Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an unmanaged index that is generally considered to be representative of the United States equity market.

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     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                EQUITY
                                                 FUND
                                                 ----

MANAGEMENT FEE                                   0.40%
OTHER EXPENSES                                   0.51%
TOTAL ANNUAL FUND OPERATING EXPENSES             0.91%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. The expenses from the Equity Fund were reduced due to commission credits. With these waivers and commission credits the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 0.36%, 0.46% and 0.82%.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 YEAR     3 YEARS     5 YEARS     10 YEARS
                       ------     -------     -------     --------
Equity Fund              $92        $289        $502        $1,114


MORE ABOUT RISKS

     The Fund has principal investment strategies that come with inherent risks. The following describes the types of principal risks that the Fund may experience.

     DERIVATIVES RISK When the Fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK The credit risk of the Fund depends on the credit quality of its underlying securities.

     INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.

     LIQUIDITY RISK The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

     MARKET RISK For equity securities, stock market movements will affect the Fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole.

     PORTFOLIO STRATEGY RISK The performance of the Fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that the subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     Shareholders of the Equity Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of the Fund.

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. For a more detailed description of the various types of instruments in which the Fund may invest and its associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     ADRS. The Equity Fund may invest in American Depository Receipts ("ADRs"). ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs and the prices of unsponsored ADRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs present additional investment considerations, as described below under "Foreign Securities."

     FOREIGN SECURITIES. The Equity Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     ILLIQUID SECURITIES. The Equity Fund may not invest in restricted securities or securities not fully marketable.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The Equity Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with the Fund's continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     Each subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay each subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the annual rate of 0.400%.

     Through consulting and other arrangements similar to the Fund's "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISERS. Each subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Fund by which Wilshire allocates the Fund's assets among one or more "specialist" subadvisers. The assets of the Equity Fund are managed in part by Bernstein, in part by Mellon Equity and in part by Wellington Management.

     Wilshire has discretion over the percentage of assets allocated to each subadviser, and to the extent Wilshire deems appropriate to achieve the Fund's investment objective, may reallocate the percentage of the Fund's assets overseen by each subadviser at any time.

     Alliance is managing its portion of the Equity Fund through Bernstein. Alliance, 1345 Avenue of the Americas, New York, NY 10105 is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $475 billion. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

     Two managers are primarily responsible for overseeing Bernstein's portion of the Equity Fund.

     Marilyn G. Fedak, Executive Vice President and Chief Investment Officer -- U.S. Value Equities at Alliance since October 2, 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford Bernstein since 1993; has managed portfolio investments since 1976; joined Sanford Bernstein in 1984; B.A., Smith College; M.B.A., Harvard Business School.

     Ranji H. Nagaswami, Senior Portfolio Manager and member of the U.S. Value Equity Policy Group and the Risk Investment Policy Group at Alliance since 1999; from 1986 to 1999, Ms. Nagaswami progressed from quantitative analyst to managing director and co-head of U.S. Fixed Income at UBS Brinson and its predecessor firms; bachelor's degree, Bombay University; M.B.A., Yale University; Chartered Financial Analyst.

     Mellon Equity, 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania 15258, is a Pennsylvania limited liability partnership founded in 1987. Mellon Equity is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund and profit-sharing investment management markets, and is an investment adviser registered under the Advisers Act. Mellon Equity has discretionary management authority with respect to approximately $20 billion of assets as of December 31, 2003.

     Robert A. Wilk, CFA, Senior Vice President and Senior Portfolio Manager of Mellon Equity, has been primarily responsible for the day-to-day investment management of the portfolio since Mellon Equity began managing a portion of the Equity Fund's assets on March 1, 1999. Mr. Wilk joined Mellon Equity in 1990 and began his investment experience in 1971. Prior to joining Mellon Equity, Mr. Wilk founded and was the Head of Equity Management at Triangle Portfolio Associates, a former Mellon Bank subsidiary, which provided aggressive, quantitatively managed portfolios. Mr. Wilk earned a B.S. in management and electrical engineering from M.I.T. and an M.S. in finance from M.I.T.'s Sloan School of Management. He is a member of the Association for Investment Management and Research and of the Pittsburgh Society of Financial Analysts.

     Jocelin A. Reed, CFA, Vice President and Portfolio Manager, joined Mellon Equity's staff in 1996. Prior to joining Mellon Equity, Ms. Reed was a Corporate Banking Relationship Manager in Mellon Bank's utilities lending group. In addition, Ms. Reed worked for J.P. Morgan and Deloitte & Touche. She earned her M.B.A. from the Joseph M. Katz School of Business at the University of Pittsburgh, following a B.S. in finance from The Pennsylvania State University. She is a member of the Pittsburgh Society of Financial Analysts and the Association of Investment Management and Research.

     Wellington Management, 75 State Street, Boston, Massachusetts 02109, is a registered investment adviser and has approximately $394 billion under management and manages over 98 investment company portfolios as of December 31, 2003.

     Matthew E. Megargel, CFA and Senior Vice President of Wellington Management, serves as the portfolio manager for the portion of the Fund's assets managed by Wellington Management. Mr. Megargel began providing investment advice to the Equity Fund on March 1, 1999. Mr. Megargel has been a portfolio manager with Wellington Management since 1991 and has 20 years of professional experience. He is supported by the U.S. Core Equity team and Wellington Management's 41 global industry analysts, along with specialized fundamental, quantitative, and technical analysts, macroanalysts and traders.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts. Previously, shares of the Equity Fund were available to the public. While Equity Fund shares may no longer be purchased by the general public, existing public shareholders may acquire additional shares through the automatic reinvestment of dividends and distributions.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

     Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

     REDEMPTION OF EQUITY FUND SHARES BY EXISTING PUBLIC SHAREHOLDERS -- The Equity Fund will redeem shares from public shareholders at the net asset value per share next determined after receipt of a redemption request. If stock certificates have been issued, the signature of each party must be guaranteed by an officer of a commercial bank or trust company or a member of the NYSE or National Association of Securities Dealers, Inc. ("NASD"). If certificates are lost, the shareholder will need to submit an Affidavit of Loss form with the signature(s) notarized if 100 or less shares are surrendered, and a Lost Instrument Bond will be required if over 100 shares are surrendered. A Lost Instrument Bond can be obtained from an insurance carrier. The cost for this bond must be paid by the shareholder. For redemption and re-registration requests of $50,000 and greater, the signature of each party must be guaranteed by an officer of a commercial bank or trust company or a member of the NYSE or NASD.

     If no certificates have been issued to the shareholder, redemption may be accomplished by signing a written request. The request should be sent to the Horace Mann Equity Fund, P.O. Box 4657, Springfield, Illinois 62708-4657, and should identify the account by number and the name(s) in which the account is registered. The request must be signed exactly as the account is registered. On a jointly held account, all owners must sign. In addition, fax requests will be accepted if sent to 217-535-7123 and if the following conditions are met:

     o Redemption proceeds will be sent to the shareholder;

     o The redemption check is mailed to the address of record; and

     o The redemption request does not exceed $50,000.

     All redemption requests by mail should be sent to P.O. Box 4657, Springfield, IL 62708-4657. Provided the request is received in good form, payment for shares redeemed will be made by the Fund within three business days of the receipt.

     SYSTEMATIC CASH WITHDRAWAL PLAN -- When an Equity Fund public shareholder has accumulated $5,000 or more of Equity Fund shares in his or her account, shares may be withdrawn automatically through the Systematic Cash Withdrawal Plan (the "Plan"). A shareholder may receive checks monthly, quarterly, semi-annually or annually in any amount requested, but not less than $25. A Plan application is available, upon request, from the transfer agent. The value of a public shareholder's account is determined at the net asset value on the date a Plan application is received by the Equity Fund. Payments under the Plan will be made either on the 1st or 15th of the month, as selected by the shareholder. A sufficient number of shares will be redeemed from the shareholder's account to provide funds for payments made under the Plan, thus reducing the shareholder's account value. Depending on the amount and frequency of withdrawals, payments under the Plan may exhaust the shareholder's account. There is no redemption charge with respect to the shares redeemed from the shareholder's account. A Plan may be terminated upon written request.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

     Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     Public shareholders of the Equity Fund may elect to receive cash dividends and will be notified of the amount and type of distribution. If a shareholder elects to receive a cash dividend and the dividend check is returned by the postal service, attempts will be made to locate the shareholder. If the attempts to locate are unsuccessful, the shareholder's dividend option will be changed to reinvestment. Dividends will be taxable to the shareholder whether paid in cash or reinvested in additional shares. When new shares are added to an Equity Fund public shareholder's account through the reinvestment of dividends or when distributions occur, a confirmation statement is sent to the public shareholder showing the number of shares that were credited to the account, the net asset value per share and the total number of shares in the account.

     A dividend or capital gain distribution will reduce the per share net asset value by the amount of the dividend or distribution. Shortly after the end of each year, Equity Fund shareholders will be informed of the amount of and the federal income tax treatment of all distributions made during the year. If not otherwise subject to tax on their income, public shareholders will not be required to pay tax on amounts distributed to them. Shareholders must determine for themselves the applicability of state and local taxes to dividends and distributions received on Equity Fund shares.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

EQUITY FUND

                                                                                YEARS ENDED DECEMBER 31,

                                                           2003             2002           2001            2000            1999
                                                           ----             ----           ----            ----            ----
 Net Asset Value Beginning of Period                    $   15.56        $   19.57      $   20.65       $   21.92       $   24.35
      Net Investment Income1                                 0.21             0.21           0.21            0.21            0.26
      Net Realized and Unrealized Gain (Loss)1               4.08            (4.01)         (1.08)          (1.23)          (0.91)
 Total Income (Loss) From Investment Operations1             4.29            (3.80)         (0.87)          (1.02)          (0.65)
 Less Distributions From:
      Net Investment Income                                  0.22             0.21           0.21            0.25            0.25
      Net Realized Gains                                     0.00             0.00           0.00            0.00            1.52
 Total Distributions                                         0.22             0.21           0.21            0.25            1.77
 Net Asset Value End of Period                          $   19.63        $   15.56      $   19.57       $   20.65       $   21.92
 Total Return (%)2,3                                        27.57%          (19.43)%        (4.21)%         (4.64)%         (2.54)%
      Net Assets, End of Period (in thousands)          $ 531,511        $ 449,559      $ 600,016       $ 667,731       $ 625,133
      Ratio of Expenses to Average Net Assets4               0.87%            0.82%          0.82%           0.82%           0.73%
      Ratio of Net Income to Average Net Assets4             1.17%            1.13%          1.04%           1.05%           1.09%
      Portfolio Turnover Rate                               43.25%           35.83%         38.13%         116.56%         205.70%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                           0.91%            0.86%          0.87%           0.87%           0.79%
 Ratio of Net Investment Income                              1.13%            1.09%          0.99%           0.98%           1.04%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commissions credits and earnings credits on cash balances.

OTHER INFORMATION

PUBLIC SHAREHOLDER COMMUNICATIONS

     To ensure receipt of communications related to investments in the Equity Fund, public shareholders must notify the Equity Fund of address changes. Notice of a change in address may be sent to the Horace Mann Equity Fund, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 535-7123 or by calling (217) 789-2500 or (800) 999-1030
(toll-free).

SHAREHOLDERS' INQUIRIES

     For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

     Equity Fund public shareholders may contact the Equity Fund by calling
(800) 999-1030 (toll-free) or (217) 789-2500. Written questions concerning an Equity Fund public shareholder's account may be sent by mail to Horace Mann Equity Fund, P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile
(FAX) transmission to (217) 535-7123.

ADDITIONAL INFORMATION

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

     The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

     To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN MUTUAL FUNDS
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657



Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

------------------------------------------------------------------------------
(Name)

------------------------------------------------------------------------------
(Address)

------------------------------------------------------------------------------
(City/State/Zip)

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


                                       Investment Company Act File No. 811-07917

PROSPECTUS
MAY 1, 2004
HORACE MANN
MUTUAL FUNDS
BALANCED FUND



     SHARES OF THE HORACE MANN BALANCED FUND ARE SOLD ONLY AS THE UNDERLYING
               INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                       HORACE MANN LIFE INSURANCE COMPANY.












HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001







  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
SUMMARY                                                                       2
     Balanced Fund                                                            2
     Equity Fund                                                              3
     Income Fund                                                              3
     Fund Performance History                                                 5
MORE ABOUT RISKS                                                              9
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                    10
MANAGEMENT                                                                   12
     Investment Adviser                                                      12
     The Subadvisers                                                         13
PURCHASES AND REDEMPTIONS                                                    16
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                   16
FINANCIAL HIGHLIGHTS                                                         17
     Balanced Fund                                                           17
     Equity Fund                                                             18
     Income Fund                                                             19
OTHER INFORMATION                                                            20
     Ratings of Debt Obligations                                             20
     Shareholders' Inquiries                                                 21
     Additional Information                                                  21

SUMMARY
--------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

BALANCED FUND


     INVESTMENT OBJECTIVE: The Balanced Fund seeks to realize a high long-term total rate of return consistent with prudent investment risks. Total rate of return consists of current income, which includes dividends, interest, discount accruals and capital appreciation.

     MAIN INVESTMENT STRATEGIES: The Balanced Fund operates under a fund of funds structure. The Balanced Fund invests substantially all of its assets in shares of the Equity Fund and Income Fund. In addition, the Balanced Fund may also invest in certain individual securities, including money market instruments and U.S. government securities.

     The summaries for the Equity Fund and Income Fund include descriptions of the types of stocks and bonds in which those Funds are permitted to invest.


     Wilshire allocates the Balanced Fund's assets between shares of the Equity Fund and Income Fund. This mixture reduces the volatility of investment returns while still providing the potential for higher long-term total returns that can be achieved only by including some exposure to stocks. As a matter of investment policy, 50% to 75% of the Balanced Fund's total assets will be invested in the Equity Fund and 25% to 50% of the value of its assets will be invested in the Income Fund. Under normal circumstances, the target asset mix is 60% to the equity sector and 40% to the fixed income sector. The mix of assets is regularly adjusted between the equity sector and the fixed income sector to maintain policy targets. Major changes in the investment mix may occur several times within a year or over several years, depending upon market and economic conditions. In general, however, Wilshire does not anticipate making frequent changes in asset allocation and will not attempt to time the market.

     Pending investment to meet anticipated redemption requests, or as a temporary defensive measure if it is determined that market conditions warrant, the Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     An investor in the Balanced Fund should understand that alternatively he or she could allocate investments directly to the Equity Fund and Income Fund. By investing indirectly in these Funds through the Balanced Fund, an investor bears not only his or her proportionate share of certain expenses of the Balanced Fund (such as operating costs), but also, indirectly, similar expense of the underlying Funds. However, shareholders of the Balanced Fund will not be subject to duplicative advisory or administrative service fees as a result of the "fund of funds" arrangement, as discussed below in "Management."

     MAIN RISKS OF INVESTING: By investing in the Balanced Fund, an investor assumes the same types of risks, either directly or indirectly, as investing in the Equity Fund and Income Fund, which are described in this prospectus. For assets allocated to the Equity Fund, the primary risk is that the value of stocks it holds might decrease in response to the activities of the company that issued the stock or general economic and market conditions. For assets allocated to the Income Fund, the primary risk is interest rate risk. The assets allocated to the Income Fund are also subject to credit risk. More information about the risks of investing in the Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the Fund will meet its investment objective. The Fund's returns will vary, and you could lose money.

EQUITY FUND


     INVESTMENT OBJECTIVE: The Equity Fund seeks long-term capital growth. As a secondary objective, the Equity Fund seeks conservation of principal and production of income.

     MAIN INVESTMENT STRATEGIES: The Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The Equity Fund ordinarily invests in common stocks of domestic companies. These companies vary in size and operating history, they may or may not be listed on a stock exchange and they may be in any industry. On average, the Fund will have a value-bias, generally exhibiting an average price to earnings ratio lower than, and an average dividend yield higher than, that of the market as measured by the S&P 500. The Equity Fund may also invest in preferred stocks. Additionally, up to 10% of the Equity Fund's assets may be invested in U.S. dollar-denominated securities of foreign issuers, including common stock, preferred stock, convertible securities and American Depository Receipts. Included within the definition of "domestic companies" are companies that are not incorporated in the U.S. but have one or more of the following attributes: principal place of business in the U.S., substantial portion of income derived from activities in the U.S., equity securities traded on a major U.S. stock exchange or included in a recognized index of U.S. stocks or complies with U.S. accounting standards. Thus, securities of such issuers are not subject to the 10% limitation on securities of foreign issuers.


     Currently, Wilshire has retained the Bernstein Investment Research and Management Unit ("Bernstein") of Alliance Capital Management L.P. ("Alliance"), Mellon Equity Associates, LLP ("Mellon Equity") and Wellington Management Company, LLP ("Wellington Management") to manage the Equity Fund. The basic investment philosophy of each subadviser is described below.

     In managing its portion of the Equity Fund, Bernstein uses traditional methods of stock selection -- research and analysis -- to identify undervalued stocks. In addition, Bernstein employs quantitative valuation tools to identify attractive stocks and the most opportune time to purchase them.

      Mellon Equity believes that stock returns are a function of a security's exposure to numerous fundamental factors that move in and out of favor over time. By emphasizing those stocks with favorable attributes and de-emphasizing those without, Mellon Equity seeks to purchase the better performing stocks within a sector and attempts to neutralize risk through a well diversified portfolio construction.


     Wellington Management employs a conservative approach to investing in large capitalization, quality companies which it believes have long-term growth potential. Using a blend of top-down sector analysis and bottom-up security selection, Wellington Management's growth and income style emphasizes fundamental analysis in security selection, and attempts to identify long lasting broad themes based on demographic trends, technological changes and political and social developments. Wellington Management will look to sell a security when downside risk equals upside potential, when a decreasing trend of earnings growth is exhibited, or when excessive valuations are realized.

     Under normal circumstances, the Equity Fund intends to be fully invested. Pending investment to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Equity Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Equity Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     MAIN RISKS OF INVESTING: Since the Equity Fund invests most of its assets in common stocks, one of the primary risks is that the value of the stocks it holds might decrease in response to the activities of the company that issued the stock, or general economic and market conditions. More information about the risks of investing in the Equity Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. The Equity Fund's returns will vary, and you could lose money by investing in the Equity Fund. There can be no assurance that the Equity Fund will meet its investment objectives.

INCOME FUND


     INVESTMENT OBJECTIVE: The Income Fund seeks to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle.

     MAIN INVESTMENT STRATEGIES: The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily U.S. investment grade fixed income securities, including government and corporate securities, agency mortgage pass-through securities and asset-backed securities.

     The Income Fund invests at least 75% of its total assets in:

     o investment grade publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody's or by S&P at the time of purchase)

     o    securities issued or guaranteed by the U.S. Government or its agencies

     o high quality commercial paper (within the two highest grades as determined by both Moody's and S&P), repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

     o high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the three highest ratings as determined by Moody's or S&P at the time of purchase and to 15% of the Income Fund's total assets)

     o highest quality non-U.S. dollar-denominated debt obligations of foreign issuers (limited to the highest rating as determined by Moody's or S&P at the time of purchase) which are fully hedged back into U.S. dollars and do not exceed 15% of the Income Fund's total assets


     Generally, the average duration of the U.S. portion of the portfolio will range between +/-25% of the Lehman Brothers Aggregate Bond Index's duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Fund may be shortened. The Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody's or S&P).

     Up to 25% of the Income Fund's total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S.
dollar-denominated debt obligations of U.S. and non-U.S. issuers rated below A (by Moody's or S&P) and non-U.S. debt obligations rated below the highest quality (as determined by Moody's or S&P) and derivatives.

     Currently, Wilshire has retained Western Asset Management Company ("Western Asset"), its affiliate Western Asset Management Company Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") to manage the Income Fund. The basic investment philosophies of Western Asset, WAML and BlackRock are described below.

     Western Asset's core plus strategy seeks to provide investment results that exceed the performance of the Lehman Brothers Aggregate Index. This Index is a widely recognized measure of the aggregate U.S. bond market. This strategy seeks to maximize total return by investing primarily in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities, mortgage-related securities and money market instruments.

     Western Asset will determine the relative portion of the Fund's assets allocated to foreign securities. These foreign assets will be invested at the discretion of WAML. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

     In managing its portion of the Income Fund, BlackRock evaluates sectors of the bond market and individual securities within these sectors. BlackRock selects bonds from several sectors, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Securities are purchased for the Income Fund when BlackRock believes that they have the potential for above-average total return. A security will be sold if, in the opinion of BlackRock, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

     Under normal circumstances, the Income Fund intends to be fully invested. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     MAIN RISKS OF INVESTING: The primary risk of investing in the Income Fund is interest rate risk. Changes in interest rates may cause changes in the Income Fund's yield, net asset value and total return. These changes can have a more dramatic impact on investments with longer maturities. The Income Fund is also subject to credit risk. The Income Fund's net asset value and total return may be adversely affected by the inability of the issuers of the Income Fund's securities to make payment at maturity. More information about the risks of investing in the Income Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the Income Fund will meet its investment objective. The Fund's returns will vary, and you could lose money by investing in the Income Fund.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how each Fund's performance has varied over time. The bar charts and tables provide some indication of the risks of investing in the Funds by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with a broad-based securities market index(es). The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. A Fund's past performance does not necessarily indicate how it will perform in the future.

BALANCED FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1994         -1.12%
1995         27.12%
1996         18.27%
1997         19.04%
1998          7.68%
1999         -1.11%
2000          0.93%
2001          1.39%
2002         -8.27%
2003         19.56%


BEST QUARTER            WORST QUARTER
------------            -------------
11.05% (2Q03)           -9.51% (3Q02)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                            1 YEAR      5 YEARS      10 YEARS
                                            ------      -------      --------
Balanced Fund                               19.56%       2.11%         7.77%
S&P 500*                                    28.69%      -0.56%        11.06%
(reflects no deduction for fees,
 expenses or taxes)

Lehman Intermediate/Aggregate**              4.13%       6.62%         6.95%
(reflects no deduction for fees,
 expenses or taxes)

Stock/Bond Composite***                     18.87%       2.31%         9.42%
(reflects no deduction for fees,
 expenses or taxes)

     * The Standard and Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an unmanaged index that is generally considered to be representative of the United States equity market.

     ** Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

     *** Sixty percent S&P 500 Index, forty percent Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997; forty percent Lehman Brothers Aggregate Bond Index thereafter.

EQUITY FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1994         -0.35%
1995         33.67%
1996         25.28%
1997         23.45%
1998          7.64%
1999         -2.54%
2000         -4.64%
2001         -4.21%
2002        -19.43%
2003         27.57%


BEST QUARTER       WORST QUARTER
------------       -------------
15.72% (2Q03)      -18.05% (3Q02)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                               1 YEAR    5 YEARS    10 YEARS
                                               ------    -------    --------
Equity Fund                                    27.57%    -1.76%       7.33%
S&P 500*                                       28.69%    -4.05%      11.06%
(reflects no deduction for fees,
 expenses or taxes)

     * The Standard and Poor's 500 Stock Index (the "S&P 500"). The S&P 500 is an unmanaged index that is generally considered to be representative of the United States equity market.

INCOME FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1994         -2.21%
1995         14.93%
1996           3.5%
1997          9.42%
1998          8.09%
1999         -1.57%
2000          8.89%
2001          8.88%
2002          9.20%
2003          7.25%


BEST QUARTER      WORST QUARTER
------------      -------------
4.64% (2Q95)      -2.30% (1Q94)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                               1 YEAR     5 YEARS     10 YEARS
                                               ------     -------     --------
Income Fund                                     7.25%      6.47%        6.52%
Lehman Intermediate/Aggregate*                  4.13%      6.62%        6.95%
(reflects no deduction for fees,
 expenses or taxes)

     * Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

                            ANNUAL OPERATING EXPENSES
                  (expenses that are deducted from Fund assets)

                                               BALANCED     EQUITY     INCOME
                                                 FUND*       FUND       FUND
                                                 -----       ----       ----

MANAGEMENT FEE                                   0.00%       0.40%      0.40%
OTHER EXPENSES                                   0.05%       0.51%      0.53%
TOTAL ANNUAL FUND OPERATING EXPENSES             0.05%       0.91%      0.93%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. The expenses from the Equity Fund were reduced due to commission credits. With these waivers or commission credits the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 0.36%, 0.46% and 0.82% and 0.36%, 0.53% and 0.89% for the Equity Fund and Income Fund, respectively.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                ------      -------      -------      --------
 Balanced Fund*                   $ 5          $16          $28          $ 64
 Equity Fund                      $92         $289         $502        $1,114
 Income Fund                      $94         $295         $512        $1,138

     * The Balanced Fund operates under a "fund of funds" structure. The expenses table and example do not include expenses of the underlying funds. The expenses for the Equity Fund and the Income Fund are also shown in the table.

MORE ABOUT RISKS

     The Funds have principal investment strategies that come with inherent risks. The following is a list of the principal risks associated with those strategies. Because the Balanced Fund invests in the shares of the Equity Fund and Income Fund, the Balanced Fund will be subject to the risks of those Funds. The following table summarizes the types of risks described below that each Fund may experience:

                                                 INVEST-
                       DERIV-          INTEREST   MENT    LIQUID          PORTFOLIO   PREPAY-  REINVEST-  TURN-  VALU-
             CURRENCY  ATIVE   CREDIT    RATE     STYLE    -ITY   MARKET   STRATEGY    MENT      MENT     OVER   ATION
 FUND          RISK     RISK    RISK     RISK     RISK     RISK    RISK      RISK      RISK      RISK     RISK   RISK
 ----          ----     ----    ----     ----     ----     ----    ----      ----      ----      ----     ----   ----

 Balanced       X        X        X        X        X        X       X         X         X         X               X
 Equity                  X        X                 X        X       X         X
 Income         X        X        X        X        X        X       X         X         X         X        X      X

     CURRENCY RISK Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.


     DERIVATIVES RISK When a fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to a fund. The credit risk of a fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of a fund's securities, the higher a fund's risk, all other factors such as maturity being equal.

     INTEREST RATE RISK For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

     INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.


     LIQUIDITY Risk A fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the fund finds to be favorable. A fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

     MARKET RISK For equity securities, stock market movements will affect a fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by a fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole. For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

     PORTFOLIO STRATEGY RISK The performance of each fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that a subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of a fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

     PREPAYMENT RISK Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

     REINVESTMENT RISK During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or "called") prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and a fund's income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

     TURNOVER RISK The Income Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower the Fund's effective return.

     VALUATION Risk A fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     Shareholders of the Equity Fund and Income Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of the fund.

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. Because the Balanced Fund invests in shares of the Equity Fund and Income Fund, the Balanced Fund indirectly invests in the same investments as listed for the

Equity Fund and Income Fund. For a more detailed description of the various types of instruments in which the funds may invest and their associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     ADRS. The Equity Fund may invest in American Depository Receipts ("ADRs"). ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored and the prices of unsponsored ADRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs present additional investment considerations, as described below under "Foreign Securities."

     FOREIGN SECURITIES. The Equity Fund and the Income Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect a Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     FORWARD FOREIGN AND CURRENCY EXCHANGE CONTRACTS. The Income Fund may enter into forward foreign currency exchange contracts ("forward contracts") up to 15% of the value of its total assets, for hedging purposes only. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or within a specified range of prices. The Income Fund also may enter into foreign currency futures contracts and foreign currency options up to 15% of the value of total assets, for hedging purposes only. Foreign currency futures contracts are standardized contracts traded on commodities exchanges that involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price. For a more detailed description of foreign currencies, see the SAI.

     HIGH-YIELD (HIGH-RISK) SECURITIES. The Income Fund may invest in fixed income or convertible securities rated lower than "Baa" by Moody's or "BBB" by S&P, or unrated securities of comparable quality, which are commonly referred to as "junk bonds" or "high-yield/high-risk" securities. These securities are considered speculative and generally involve a higher risk of loss of principal and income than higher-rated, investment grade securities. The value of these securities generally fluctuate more than those of higher-rated securities. The value of high-yield, high-risk securities may also be influenced by the bond market's perception of an issuer's credit quality or its outlook for economic growth. As with any other asset in the Fund's portfolio, any reduction in the value of such securities would be reflected in the net asset value of the Fund. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield (high-risk) securities will be more dependent on Wilshire's and the subadvisers' credit analysis than generally would be the case with investments in investment grade securities. Lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities. For a description of ratings, and a more detailed description of high-yield (high-risk) securities, see the SAI.

     ILLIQUID SECURITIES. The Income Fund may invest up to 10% of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Income Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. As a matter of operating policy, the Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets. The Equity Fund may not invest in restricted securities or securities not fully marketable.

     MORTGAGE- AND ASSET-BACKED SECURITIES. The Income Fund may invest in mortgage- and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a subadviser may have to reinvest the proceeds from the securities at a lower rate. This could lower the Fund's return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations ("CMOs"). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks. For a more detailed description of mortgage- and asset-backed securities, see the SAI.

     ADJUSTABLE RATE MORTGAGE SECURITIES. The Income Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. For a more detailed description of adjustable rate mortgage securities, see the SAI.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The Balanced Fund, Equity Fund and Income Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Income Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objectives. For a more detailed description of when-issued purchases and forward commitments, see the SAI.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with the Fund's continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     Each subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay each subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on each Fund's average daily net assets, computed daily and payable monthly, at the following annual rates:

  FUND                                        RATE
  ------                                     -------
Balanced Fund                                0.400%*
Equity Fund                                  0.400%
Income Fund                                  0.400%

     * The Balanced Fund operates under a "fund of funds" structure, primarily investing in shares of the Equity Fund and the Income Fund. Under the "fund of funds" arrangement, Wilshire receives directly from the Balanced Fund a fee of 0.400% based on the average daily net assets of the Balanced Fund that are not invested in another Fund.

     Through consulting and other arrangements similar to the Funds' "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISERS. Each subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Funds by which Wilshire allocates each Fund's assets among one or more "specialist" subadvisers. The assets of the Equity Fund are managed in part by Bernstein, in part by Mellon Equity and in part by Wellington Management. The assets of the Income Fund are managed by Western Asset, WAML and BlackRock. WAML will manage the Income Fund's assets allocated by Western Asset to foreign securities. Substantially all of the Balanced Fund's assets are allocated between shares of the Equity Fund and Income Fund. See information on the Equity Fund and Income Fund for the relevant subadvisers of the Balanced Fund.

     For Funds with multiple subadvisers, Wilshire has discretion over the percentage of assets allocated to each subadviser, and to the extent Wilshire deems appropriate to achieve a Fund's investment objective, may reallocate the percentage of the Fund's assets overseen by each subadviser at any time.

     Alliance is managing its portion of the Equity Fund through Bernstein. Alliance, 1345 Avenue of the Americas, New York, NY 10105 is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $475 billion. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

     Two managers are primarily responsible for overseeing Bernstein's portion of the Equity Fund.

     Marilyn G. Fedak, Executive Vice President and Chief Investment Officer -- U.S. Value Equities at Alliance since October 2, 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at

Sanford Bernstein since 1993; has managed portfolio investments since 1976; joined Sanford Bernstein in 1984; B.A., Smith College; M.B.A., Harvard Business School.

     Ranji H. Nagaswami, Senior Portfolio Manager and member of the U.S. Value Equity Policy Group and the Risk Investment Policy Group at Alliance since 1999; from 1986 to 1999, Ms. Nagaswami progressed from quantitative analyst to managing director and co-head of U.S. Fixed Income at UBS Brinson and its predecessor firms; bachelor's degree, Bombay University; M.B.A., Yale University; Chartered Financial Analyst.

     Mellon Equity, 500 Grant Street, Suite 4200, Pittsburgh, Pennsylvania 15258, is a Pennsylvania limited liability partnership founded in 1987. Mellon Equity is a professional investment counseling firm that provides investment management services to the equity and balanced pension, public fund and profit-sharing investment management markets, and is an investment adviser registered under the Advisers Act. Mellon Equity has discretionary management authority with respect to approximately $20 billion of assets as of December 31, 2003.

     Robert A. Wilk, CFA, Senior Vice President and Senior Portfolio Manager of Mellon Equity, has been primarily responsible for the day-to-day investment management of the portfolio since Mellon Equity began managing a portion of the Equity Fund's assets on March 1, 1999. Mr. Wilk joined Mellon Equity in 1990 and began his investment experience in 1971. Prior to joining Mellon Equity, Mr. Wilk founded and was the Head of Equity Management at Triangle Portfolio Associates, a former Mellon Bank subsidiary, which provided aggressive, quantitatively managed portfolios. Mr. Wilk earned a B.S. in management and electrical engineering from M.I.T. and an M.S. in finance from M.I.T.'s Sloan School of Management. He is a member of the Association for Investment Management and Research and of the Pittsburgh Society of Financial Analysts.

     Jocelin A. Reed, CFA, Vice President and Portfolio Manager, joined Mellon Equity's staff in 1996. Prior to joining Mellon Equity, Ms. Reed was a Corporate Banking Relationship Manager in Mellon Bank's utilities lending group. In addition, Ms. Reed worked for J.P. Morgan and Deloitte & Touche. She earned her M.B.A. from the Joseph M. Katz School of Business at the University of Pittsburgh, following a B.S. in finance from The Pennsylvania State University. She is a member of the Pittsburgh Society of Financial Analysts and the Association of Investment Management and Research.

     Wellington Management, 75 State Street, Boston, Massachusetts 02109, is a registered investment adviser and has approximately $394 billion under management and manages over 98 investment company portfolios as of December 31, 2003.

     Matthew E. Megargel, CFA and Senior Vice President of Wellington Management, serves as the portfolio manager for the portion of the Equity Fund's assets managed by Wellington Management. Mr. Megargel began providing investment advice to the Equity Fund on March 1, 1999. Mr. Megargel has been a portfolio manager with Wellington Management since 1991 and has 20 years of professional experience. He is supported by the U.S. Core Equity team and Wellington Management's 41 global industry analysts, along with specialized fundamental, quantitative, and technical analysts, macroanalysts and traders.

     Western Asset, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management were approximately $119 billion as of December 31, 2003. Western Asset is located at 385 East Colorado Boulevard, Pasadena, California 91105.

     Western Asset uses a centralized strategy group comprised of professionals who are expert in various investment disciplines to determine the investments for the Income Fund. Western uses a team approach to investment management, which revolves around the decisions of the group with expertise in all areas of the fixed-income market. The strategy group lays out basic parameters which are then executed by teams of professionals dedicated to specific sectors of the market.

     WAML, an indirect, wholly owned subsidiary of Legg Mason, Inc., and an affiliate of Western Asset, 155 Bishopsgate, London EC2M 3XG, is a registered investment adviser founded in 1984 by the American Express organization. WAML is responsible for the management of global and international fixed income mandates including the non-U.S. portion of Western Asset's U.S. domestic clients' portfolios. WAML has approximately $29 billion under management as of December 31, 2003. WAML uses a strategy group comprised of professionals who are expert in various investment disciplines to determine the investments for its portion of the Income Fund.

     BlackRock, 40 East 52nd Street, New York, New York 10022, is a subsidiary of PNC Bank and a registered investment adviser. BlackRock has approximately $309 billion under management as of December 31, 2003.

     Members of BlackRock's Investment Strategy Group are responsible for the day-to-day management of BlackRock's portion of the Income Fund. BlackRock's Investment Strategy Group includes the following individuals:

     Keith Anderson, Managing Director, Chief Investment Officer for Fixed Income, member of Management Committee, co-head of the Fixed Income Operating Committee, Chairman of the Investment Strategy Group and member of the Treasury Borrowing Advisory Committee, is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios at BlackRock. Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Anderson earned a B.S. in economics and finance from Nichols College and a M.B.A. in business administration from Rice University.

     Scott Amero, Managing Director, co-head of fixed income portfolio management, co-head of taxable credit research and a member of BlackRock's Management Committee and Fixed Income Operating Committee, is a senior strategist and portfolio manager with specific responsibility for overseeing all credit-related fixed income sectors, and the short duration and corporate bond portfolios. Prior to joining BlackRock in 1990, Mr. Amero was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Amero earned a B.A. in applied math and economics from Harvard University and a M.B.A. in finance from New York University.

     Rajiv Sobti, Ph.D., Managing Director, co-head of fixed income portfolio management and a member of the Fixed Income Operating Committee, is a senior strategist and portfolio manager with specific responsibility for overseeing the government and mortgage sectors, and the core and mortgage portfolios. Prior to joining BlackRock in 1998, Dr. Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette. Dr. Sobti earned a B.A. in economics from St. Stephens College, University of Delhi, a M.B.A. in finance from the India Institute of Management, Ahmedabad and a Ph.D. in finance from the Wharton School of the University of Pennsylvania.

     Andrew J. Phillips, Managing Director, portfolio manager and member of the Fixed Income Operating Committee, is primarily responsible for the consistent implementation of investment strategies across all total return accounts with a sector emphasis on mortgage securities. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company. Mr. Phillips earned a B.S. in industrial and labor relations and a M.B.A. in finance, both from Cornell University.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts. Previously, shares of the Equity Fund were available to the public. While Equity Fund shares may no longer be purchased by the general public, existing public shareholders may acquire additional shares through the automatic reinvestment of dividends and distributions.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

     Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

     Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

     The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with each Fund's financial statements, is included in the annual report, which is available upon request.

BALANCED FUND(5)

                                                                             YEARS ENDED DECEMBER 31,

                                                         2003            2002           2001           2000             1999
                                                         ----            ----           ----           ----             ----
 Net Asset Value Beginning of Period                  $   14.52       $   16.34      $   16.76      $   17.27        $   18.90
      Net Investment Income1                               0.33            0.43           0.65           0.58             0.62
      Net Realized and Unrealized Gain (Loss)1             2.51           (1.79)         (0.41)         (0.42)           (0.84)
 Total Income (Loss) From Investment Operations1           2.84           (1.36)          0.24           0.16            (0.22)
 Less Distributions From:
      Net Investment Income                                0.34            0.46           0.66           0.67             0.63
      Net Realized Gains                                   0.00            0.00           0.00           0.00             0.78
 Total Distributions                                       0.34            0.46           0.66           0.67             1.41
 Net Asset Value End of Period                        $   17.02       $   14.52      $   16.34      $   16.76        $   17.27
 Total Return (%)2,3                                      19.56%          (8.27)%         1.39%          0.93%           (1.11)%
      Net Assets, End of Period (in thousands)        $ 270,261       $ 240,562      $ 292,176      $ 314,728        $ 402,539
      Ratio of Expenses to Average Net Assets4             0.05%           0.04%          0.05%          0.06%            0.75%
      Ratio of Net Income to Average Net Assets4           2.14%           2.77%          3.79%          3.38%            3.30%
      Portfolio Turnover Rate                              9.31%          13.20%          9.81%        120.51%          155.53%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                         0.05%           0.04%          0.05%          0.07%            0.77%
 Ratio of Net Investment Income                            2.14%           2.77%          3.79%          3.37%            3.28%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commissions credits and earnings credits on cash balances.

5 Effective January 19, 2000, the Balanced Fund began operating under a "fund of funds" structure. The ratio of expenses does not include expenses of the underlying funds.

EQUITY FUND

                                                                                YEARS ENDED DECEMBER 31,

                                                           2003             2002           2001            2000            1999
                                                           ----             ----           ----            ----            ----
 Net Asset Value Beginning of Period                     $  15.56         $  19.57       $  20.65        $  21.92        $  24.35
      Net Investment Income1                                 0.21             0.21           0.21            0.21            0.26
      Net Realized and Unrealized Gain (Loss)1               4.08            (4.01)         (1.08)          (1.23)          (0.91)
 Total Income (Loss) From Investment Operations1             4.29            (3.80)         (0.87)          (1.02)          (0.65)
 Less Distributions From:
      Net Investment Income                                  0.22             0.21           0.21            0.25            0.25
      Net Realized Gains                                     0.00             0.00           0.00            0.00            1.52
 Total Distributions                                         0.22             0.21           0.21            0.25            1.77
 Net Asset Value End of Period                           $  19.63         $  15.56       $  19.57        $  20.65        $  21.92
 Total Return (%)2,3                                        27.57%          (19.43)%        (4.21)%         (4.64)%         (2.54)%
      Net Assets, End of Period (in thousands)          $ 531,511        $ 449,559      $ 600,016       $ 667,731       $ 625,133
      Ratio of Expenses to Average Net Assets4               0.87%            0.82%          0.82%           0.82%           0.73%
      Ratio of Net Income to Average Net Assets4             1.17%            1.13%          1.04%           1.05%           1.09%
      Portfolio Turnover Rate                               43.25%           35.83%         38.13%         116.56%         205.70%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                           0.91%            0.86%          0.87%           0.87%           0.79%
 Ratio of Net Investment Income                              1.13%            1.09%          0.99%           0.98%           1.04%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commissions credits and earnings credits on cash balances.

INCOME FUND

                                                                                YEARS ENDED DECEMBER 31,

                                                            2003            2002            2001           2000            1999
                                                            ----            ----            ----           ----            ----
 Net Asset Value Beginning of Period                     $   12.43       $   12.30        $  12.39       $  12.24        $  13.24
      Net Investment Income1                                  0.55            0.69            0.78           0.82            0.76
      Net Realized and Unrealized Gain (Loss)1                0.35            0.42            0.33           0.27           (0.97)
 Total Income (Loss) From Investment Operations1              0.90            1.11            1.11           1.09           (0.21)
 Less Distributions From:
      Net Investment Income                                   0.33            0.57            0.85           0.94            0.79
      Net Realized Capital Gains                              0.74            0.41            0.35             --              --
 Total Distributions                                          1.07            0.98            1.20           0.94            0.79
 Net Asset Value End of Period                           $   12.26       $   12.43        $  12.30       $  12.39        $  12.24
 Total Return (%)2,3                                          7.25%           9.20%           8.88%          8.89%          (1.57)%
      Net Assets End of Period (in thousands)            $ 125,148       $ 114,935       $ 126,045      $ 137,184        $ 13,175
      Ratio of Expenses to Average Net Assets4                0.89%           0.85%           0.81%          0.88%           0.99%
      Ratio of Net Income to Average Net Assets4              4.25%           5.41%           5.96%          7.02%           5.83%
      Portfolio Turnover Rate                               482.33%         315.70%         348.18%        422.38%          33.09%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                            0.93%           0.90%           0.88%          0.92%           1.03%
 Ratio of Net Investment Income                               4.21%           5.36%           5.89%          6.98%           5.79%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commissions credits and earnings credit on asset balances.

OTHER INFORMATION

RATINGS OF DEBT OBLIGATIONS

                     MOODY'S INVESTORS             STANDARD & POOR'S
DEFINITION           SERVICE, INC.                 RATINGS GROUP
-------------------- ----------------------------- -----------------------------
LONG-TERM            Aaa                           AAA
HIGHEST QUALITY

HIGH QUALITY         Aa                            AA

UPPER MEDIUM GRADE   A                             A

MEDIUM GRADE         Baa                           BBB

LOW GRADE            Ba                            BB

SPECULATIVE          B                             B

SUBMARGINAL          Caa, CA, C                    CCC, CC, C

PROBABLY IN DEFAULT  D                             D
-------------------- ----------------------------- -----------------------------

                     MOODY'S                       S&P
-------------------- ----------------------------- -----------------------------

SHORT-TERM           MIG1/VMIG1 Best Quality       SP-1+ Very Strong Quality

                     MIG2/VMIG2 High Quality       SP-1 Strong Quality

                     MIG3/VMIG3 Favorable Quality  SP-2 Satisfactory Grade

                     SG Speculative Grade          SP-3 Speculative grade

COMMERCIAL PAPER     P-1 Superior quality          A-1+ Extremely strong quality

                     A-1 Strong quality

                     P-2 Strong quality            A-2 Satisfactory quality

                     P-3 Acceptable quality        A-3 Adequate quality

                     B Speculative quality

                     Not Prime                     C Doubtful quality

SHAREHOLDERS' INQUIRIES

     For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

     Equity Fund public shareholders may contact the Equity Fund by calling
(800) 999-1030 (toll-free) or (217) 789-2500. Written questions concerning an Equity Fund public shareholder's account may be sent by mail to Horace Mann Equity Fund, P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile
(FAX) transmission to (217) 535-7123.

ADDITIONAL INFORMATION


     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

     The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

     To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN MUTUAL FUNDS
P.O. BOX 4657
SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

------------------------------------------------------------------------------
(Name)

------------------------------------------------------------------------------
(Address)

------------------------------------------------------------------------------
(City/State/Zip)


     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


                                       Investment Company Act File No. 811-07917

PROSPECTUS
MAY 1, 2004
HORACE MANN MUTUAL FUNDS
INCOME FUND








      SHARESOF THE HORACE MANN INCOME FUND ARE SOLD ONLY AS THE UNDERLYING
              INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                      HORACE MANN LIFE INSURANCE COMPANY.






HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001







     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
SUMMARY                                                                       2
     Income Fund                                                              2
     Fund Performance History                                                 3
MORE ABOUT RISKS                                                              5
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                     6
MANAGEMENT                                                                    8
     Investment Adviser                                                       8
     The Subadvisers                                                          9
PURCHASES AND REDEMPTIONS                                                    10
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                   11
FINANCIAL HIGHLIGHTS                                                         12
OTHER INFORMATION                                                            13
     Ratings of Debt Obligations                                             13
     Shareholders' Inquiries                                                 14
     Additional Information                                                  14

SUMMARY
--------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

INCOME FUND

     INVESTMENT OBJECTIVE: The Income Fund seeks to achieve a long-term total rate of return in excess of the U.S. bond market over a full market cycle.

     MAIN INVESTMENT STRATEGIES: The Income Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. These securities are primarily U.S. investment grade fixed income securities, including government and corporate securities, agency mortgage pass-through securities and asset-backed securities.

     The Income Fund invests at least 75% of its total assets in:

     o investment grade publicly offered debt securities, including mortgage-backed and other asset-backed securities (within the four highest ratings as determined by Moody's or by S&P at the time of purchase)

     o    securities issued or guaranteed by the U.S. Government or its agencies

     o high quality commercial paper (within the two highest grades as determined by both Moody's and S&P), repurchase and reverse repurchase agreements, time deposits with maturities less than seven days and cash or cash equivalents

     o high grade U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the three highest ratings as determined by Moody's or S&P at the time of purchase and to 15% of the Income Fund's total assets)

     o highest quality non-U.S. dollar-denominated debt obligations of foreign issuers (limited to the highest rating as determined by Moody's or S&P at the time of purchase) which are fully hedged back into U.S. dollars and do not exceed 15% of the Income Fund's total assets

     Generally, the average duration of the U.S. portion of the portfolio will range between +/-25% of the Lehman Brothers Aggregate Bond Index's duration. There are no maximum maturity limits on individual securities. For defensive purposes, the duration and maturity of the Fund may be shortened. The Fund will maintain a high grade average quality for the portfolio (third highest rating as determined by Moody's or S&P).

     Up to 25% of the Income Fund's total assets may be invested in securities not described above, including preferred stock, convertible securities, securities carrying warrants to purchase equity securities, U.S.
dollar-denominated debt obligations of U.S. and non-U.S. issuers rated below A (by Moody's or S&P) and non-U.S. debt obligations rated below the highest quality (as determined by Moody's or S&P) and derivatives.

     Currently, Wilshire has retained Western Asset Management Company ("Western Asset"), its affiliate Western Asset Management Company Limited ("WAML") and BlackRock Financial Management, Inc. ("BlackRock") to manage the Income Fund. The basic investment philosophies of Western Asset, WAML and BlackRock are described below.

     Western Asset's core plus strategy seeks to provide investment results that exceed the performance of the Lehman Brothers Aggregate Index. This Index is a widely recognized measure of the aggregate U.S. bond market. This strategy seeks to maximize total return by investing primarily in U.S. dollar-denominated fixed income securities and other debt instruments of domestic and foreign entities, including corporate bonds, securities issued or guaranteed as to principal and interest by the U.S. government, its agencies and instrumentalities, mortgage-related securities and money market instruments.

     Western Asset will determine the relative portion of the Fund's assets allocated to foreign securities. These foreign assets will be invested at the discretion of WAML. WAML will select the foreign country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances and any other specific factors WAML believes relevant.

     In managing its portion of the Income Fund, BlackRock evaluates sectors of the bond market and individual securities within these sectors. BlackRock selects bonds from several sectors, including U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations, asset-backed securities and corporate bonds. Securities are purchased for the Income Fund when BlackRock believes that they have the potential for above-average total return. A security will be sold if, in the opinion of BlackRock, the risk of continuing to hold the security is unacceptable when compared to its total return potential.

     Under normal circumstances, the Income Fund intends to be fully invested. Pending investment, to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     MAIN RISKS OF INVESTING: The primary risk of investing in the Income Fund is interest rate risk. Changes in interest rates may cause changes in the Income Fund's yield, net asset value and total return. These changes can have a more dramatic impact on investments with longer maturities. The Income Fund is also subject to credit risk. The Income Fund's net asset value and total return may be adversely affected by the inability of the issuers of the Income Fund's securities to make payment at maturity. More information about the risks of investing in the Income Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the Income Fund will meet its investment objective. The Fund's returns will vary, and you could lose money by investing in the Income Fund.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how the Fund's performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

INCOME FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1994         -2.21%
1995         14.93%
1996           3.5%
1997          9.42%
1998          8.09%
1999         -1.57%
2000          8.89%
2001          8.88%
2002          9.20%
2003          7.25%


BEST QUARTER           WORST QUARTER
------------           -------------
4.64% (2Q95)           -2.30% (1Q94)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                           1 YEAR     5 YEARS     10 YEARS
                                           ------     -------     --------
Income Fund                                 7.25%      6.47%        6.52%
Lehman Intermediate/Aggregate*              4.13%      6.62%        6.95%
(reflects no deduction for fees,
 expenses or taxes)

* Lehman Brothers Intermediate Government/Corporate Bond Index through April 30, 1997, Lehman Brothers Aggregate Bond Index thereafter.

     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                        INCOME
                                                         FUND
                                                         ----

MANAGEMENT FEE                                          0.40%
OTHER EXPENSES                                          0.53%
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.93%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. With these waivers the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 0.36%, 0.53% and 0.89%.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
                            ------     -------     -------     --------
 Income Fund                   $94       $295        $512       $1,138

MORE ABOUT RISKS

     The Fund has principal investment strategies that come with inherent risks. The following describes the types of principal risks that the Fund may experience.

     CURRENCY RISK Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

     DERIVATIVES RISK When the Fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to the Fund. The credit risk of the Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of the Fund's securities, the higher the Fund's risk, all other factors such as maturity being equal.

     INTEREST RATE RISK For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

     INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.

     LIQUIDITY RISK The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

     MARKET RISK For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

     PORTFOLIO STRATEGY RISK The performance of the Fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that the subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

     PREPAYMENT RISK Mortgage-backed securities are subject to the risk of unanticipated prepayments of principal with respect to mortgages in the security's underlying pool of assets. While principal prepayments are passed through to the holders of the securities, prepayments also reduce the future payments on such securities and may reduce their value. Mortgage-backed securities are subject to the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value. Mortgage-backed securities are subject to the risk that an unexpected decline in interest rates will contract the life of a mortgage-backed security, thereby affecting its prepayment schedule, which may affect the value of the security.

     REINVESTMENT RISK During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or "called") prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and the Fund's income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

     TURNOVER RISK The Income Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower the Fund's effective return.

     VALUATION RISK The Fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     Shareholders of the Income Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of the Fund.

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. For a more detailed description of the various types of instruments in which the Fund may invest and its associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     FOREIGN SECURITIES. The Income Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     FORWARD FOREIGN AND CURRENCY EXCHANGE CONTRACTS. The Income Fund may enter into forward foreign currency exchange contracts ("forward contracts") up to 15% of the value of its total assets, for hedging purposes only. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or within a specified range of prices. The Income Fund also may enter into foreign currency futures contracts and foreign currency options up to 15% of the value of total assets, for hedging purposes only. Foreign currency futures contracts are standardized contracts traded on commodities exchanges that involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price. For a more detailed description of foreign currencies, see the SAI.

     HIGH-YIELD (HIGH-RISK) SECURITIES. The Income Fund may invest in fixed income or convertible securities rated lower than "Baa" by Moody's or "BBB" by S&P, or unrated securities of comparable quality, which are commonly referred to as "junk bonds" or "high-yield/high-risk" securities. These securities are considered speculative and generally involve a higher risk of loss of principal and income than higher-rated, investment grade securities. The value of these securities generally fluctuate more than those of higher-rated securities. The value of high-yield, high-risk securities may also be influenced by the bond market's perception of an issuer's credit quality or its outlook for economic growth. As with any other asset in the Fund's portfolio, any reduction in the value of such securities would be reflected in the net asset value of the Fund. In addition, a fund that invests in lower-quality securities may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal and interest on its holdings. As a result of the associated risks, successful investments in high-yield (high-risk) securities will be more dependent on Wilshire's and the subadvisers' credit analysis than generally would be the case with investments in investment grade securities. Lower-quality securities tend to be less liquid than higher-quality debt securities because the market for them is not as broad or active. The lack of a liquid secondary market may have an adverse effect on market price and the Fund's ability to sell particular securities. For a description of ratings, and a more detailed description of high-yield (high-risk) securities, see the SAI.

     ILLIQUID SECURITIES. The Income Fund may invest up to 10% of its net assets in securities that are illiquid. Variable and floating rate instruments that cannot be disposed of within seven days and repurchase agreements and time deposits that do not provide for payment within seven days after notice, without taking a reduced price, are subject to these limits. The Income Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. As a matter of operating policy, the Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets.

     MORTGAGE- AND ASSET-BACKED SECURITIES. The Income Fund may invest in mortgage- and asset-backed securities which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, a subadviser may have to reinvest the proceeds from the securities at a lower rate. This could lower the Fund's return and result in losses to the Fund if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Income Fund may also invest in collateralized mortgage obligations ("CMOs"). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks. For a more detailed description of mortgage- and asset-backed securities, see the SAI.

     ADJUSTABLE RATE MORTGAGE SECURITIES. The Income Fund may invest in adjustable rate mortgage securities. Adjustable rate mortgage securities are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. For a more detailed description of adjustable rate mortgage securities, see the SAI.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The Income Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Income Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objectives. For a more detailed description of when-issued purchases and forward commitments, see the SAI.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with the Fund's continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     Each subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay each subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the annual rate of 0.400%.

     Through consulting and other arrangements similar to the Fund's "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISERS. Each subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Fund by which Wilshire allocates the Fund's assets among one or more "specialist" subadvisers. The assets of the Income Fund are managed by Western Asset, WAML and BlackRock. WAML will manage the Income Fund's assets allocated by Western Asset to foreign securities.

     Wilshire has discretion over the percentage of assets allocated to each subadviser, and to the extent Wilshire deems appropriate to achieve the Fund's investment objective, may reallocate the percentage of the Fund's assets overseen by each subadviser at any time.

     Western Asset, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management were approximately $119 billion as of December 31, 2003. Western Asset is located at 385 East Colorado Boulevard, Pasadena, California 91105.

     Western Asset uses a centralized strategy group comprised of professionals who are expert in various investment disciplines to determine the investments for the Income Fund. Western uses a team approach to investment management, which revolves around the decisions of the group with expertise in all areas of the fixed-income market. The strategy group lays out basic parameters which are then executed by teams of professionals dedicated to specific sectors of the market.

     WAML, an indirect, wholly owned subsidiary of Legg Mason, Inc., and an affiliate of Western Asset, 155 Bishopsgate, London EC2M 3XG, is a registered investment adviser founded in 1984 by the American Express organization. WAML is responsible for the management of global and international fixed income mandates including the non-U.S. portion of Western Asset's U.S. domestic clients' portfolios. WAML has approximately $29 billion under management as of December 31, 2003. WAML uses a strategy group comprised of professionals who are expert in various investment disciplines to determine the investments for its portion of the Income Fund.

     BlackRock, 40 East 52nd Street, New York, New York 10022, is a subsidiary of PNC Bank and a registered investment adviser. BlackRock has approximately $309 billion under management as of December 31, 2003.

     Members of BlackRock's Investment Strategy Group are responsible for the day-to-day management of BlackRock's portion of the Income Fund. BlackRock's Investment Strategy Group includes the following individuals:

     Keith Anderson, Managing Director, Chief Investment Officer for Fixed Income, member of Management Committee, co-head of the Fixed Income Operating Committee, Chairman of the Investment Strategy Group and member of the Treasury Borrowing Advisory Committee, is responsible for global fixed income strategy, asset allocation and the overall management of client portfolios at BlackRock. Prior to founding BlackRock in 1988, Mr. Anderson was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Anderson earned a B.S. in economics and finance from Nichols College and a M.B.A. in business administration from Rice University.

     Scott Amero, Managing Director, co-head of fixed income portfolio management, co-head of taxable credit research and a member of BlackRock's Management Committee and Fixed Income Operating Committee, is a senior strategist and portfolio manager with specific responsibility for overseeing all credit-related fixed income sectors, and the short duration and corporate bond portfolios. Prior to joining BlackRock in 1990, Mr. Amero was a Vice President in Fixed Income Research at The First Boston Corporation. Mr. Amero earned a B.A. in applied math and economics from Harvard University and a M.B.A. in finance from New York University.

     Rajiv Sobti, Ph.D., Managing Director, co-head of fixed income portfolio management and a member of the Fixed Income Operating Committee, is a senior strategist and portfolio manager with specific responsibility for overseeing the government and mortgage sectors, and the core and mortgage portfolios. Prior to joining BlackRock in 1998, Dr. Sobti was a Managing Director and head of Quantitative Research with Donaldson Lufkin & Jenrette. Dr. Sobti earned a B.A. in economics from St. Stephens College, University of Delhi, a M.B.A. in finance from the India Institute of Management, Ahmedabad and a Ph.D. in finance from the Wharton School of the University of Pennsylvania.

     Andrew J. Phillips, Managing Director, portfolio manager and member of the Fixed Income Operating Committee, is primarily responsible for the consistent implementation of investment strategies across all total return accounts with a sector emphasis on mortgage securities. Prior to joining BlackRock in 1991, Mr. Phillips was a portfolio manager at Metropolitan Life Insurance Company. Mr. Phillips earned a B.S. in industrial and labor relations and a M.B.A. in finance, both from Cornell University.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

     Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

     Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

INCOME FUND

                                                                                YEARS ENDED DECEMBER 31,

                                                            2003            2002            2001           2000            1999
                                                            ----            ----            ----           ----            ----
 Net Asset Value Beginning of Period                     $   12.43       $   12.30       $   12.39      $   12.24        $  13.24
      Net Investment Income1                                  0.55            0.69            0.78           0.82            0.76
      Net Realized and Unrealized Gain (Loss)1                0.35            0.42            0.33           0.27           (0.97)
 Total Income (Loss) From Investment Operations1              0.90            1.11            1.11           1.09           (0.21)
 Less Distributions From:
      Net Investment Income                                   0.33            0.57            0.85           0.94            0.79
      Net Realized Capital Gains                              0.74            0.41            0.35             --              --
 Total Distributions                                          1.07            0.98            1.20           0.94            0.79
 Net Asset Value End of Period                           $   12.26       $   12.43       $   12.30      $   12.39        $  12.24
 Total Return (%)2,3                                          7.25%           9.20%           8.88%          8.89%          (1.57)%
      Net Assets End of Period (in thousands)            $ 125,148       $ 114,935       $ 126,045      $ 137,184        $ 13,175
      Ratio of Expenses to Average Net Assets4                0.89%           0.85%           0.81%          0.88%           0.99%
      Ratio of Net Income to Average Net Assets4              4.25%           5.41%           5.96%          7.02%           5.83%
      Portfolio Turnover Rate                               482.33%         315.70%         348.18%        422.38%          33.09%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                            0.93%           0.90%           0.88%          0.92%           1.03%
 Ratio of Net Investment Income                               4.21%           5.36%           5.89%          6.98%           5.79%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect commissions credits and earnings credit on asset balances.

OTHER INFORMATION

RATINGS OF DEBT OBLIGATIONS

                     MOODY'S INVESTORS             STANDARD & POOR'S
DEFINITION           SERVICE, INC.                 RATINGS GROUP
-------------------- ----------------------------- -----------------------------
LONG-TERM            Aaa                           AAA
HIGHEST QUALITY

HIGH QUALITY         Aa                            AA

UPPER MEDIUM GRADE   A                             A

MEDIUM GRADE         Baa                           BBB

LOW GRADE            Ba                            BB

SPECULATIVE          B                             B

SUBMARGINAL          Caa, CA, C                    CCC, CC, C

PROBABLY IN DEFAULT  D                             D
-------------------- ----------------------------- -----------------------------

                     MOODY'S                       S&P
-------------------- ----------------------------- -----------------------------

SHORT-TERM           MIG1/VMIG1 Best Quality       SP-1+ Very Strong Quality

                     MIG2/VMIG2 High Quality       SP-1 Strong Quality

                     MIG3/VMIG3 Favorable Quality  SP-2 Satisfactory Grade

                     SG Speculative Grade          SP-3 Speculative grade

COMMERCIAL PAPER     P-1 Superior quality          A-1+ Extremely strong quality

                     A-1 Strong quality

                     P-2 Strong quality            A-2 Satisfactory quality

                     P-3 Acceptable quality        A-3 Adequate quality

                     B Speculative quality

                     Not Prime                     C Doubtful quality

SHAREHOLDERS' INQUIRIES

     For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

     The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

     To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN MUTUAL FUNDS
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

------------------------------------------------------------------------------
(Name)

------------------------------------------------------------------------------
(Address)

------------------------------------------------------------------------------
(City/State/Zip)

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


                                       Investment Company Act File No. 811-07917

PROSPECTUS
MAY 1, 2004
HORACE MANN MUTUAL FUNDS
SHORT-TERM INVESTMENT FUND







    SHARES OF THE HORACE MANN SHORT-TERM INVESTMENT FUND ARE SOLD ONLY AS THE
         UNDERLYING INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                       HORACE MANN LIFE INSURANCE COMPANY.






HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001






     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
SUMMARY                                                                       2
     Short-Term Investment Fund                                               2
     Fund Performance History                                                 2
MORE ABOUT RISKS                                                              4
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                     5
MANAGEMENT                                                                    5
     Investment Adviser                                                       5
     The Subadviser                                                           7
PURCHASES AND REDEMPTIONS                                                     7
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                    8
FINANCIAL HIGHLIGHTS                                                          9
OTHER INFORMATION                                                            10
     Ratings of Debt Obligations                                             10
     Shareholders' Inquiries                                                 11
     Additional Information                                                  11

SUMMARY
-------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

SHORT-TERM INVESTMENT FUND

     INVESTMENT OBJECTIVE: The Short-Term Investment Fund seeks to realize maximum current income to the extent consistent with liquidity. Preservation of principal is a secondary objective. The Short-Term Investment Fund is not a money market fund and does not maintain a stable net asset value per share.

     MAIN INVESTMENT STRATEGIES: The Short-Term Investment Fund primarily invests in the following types of short-term debt instruments with maturities generally not exceeding one year:

     o U.S. Treasury Bills and other obligations of or guaranteed by the U.S. Government or its agencies

     o commercial paper (within the two highest ratings as determined by Moody's or S&P)

     o U.S. dollar-denominated debt obligations of foreign governments, foreign corporations, foreign branches of U.S. banks and foreign banks (limited to the three highest ratings as determined by Moody's or S&P and to 10% of the Short-Term Investment Fund's total assets)

     o publicly traded bonds, debentures and notes (with a rating within the four highest ratings as determined by Moody's or S&P)

     o    repurchase and reverse repurchase agreements

     o    cash or cash equivalents

     Currently, Wilshire has retained Western Asset to manage the Short-Term Investment Fund. The basic investment philosophy of Western Asset is described below.

     In seeking to achieve the Short-Term Investment Fund's investment objective, Western Asset uses a multi-stage process. In the first stage, Western Asset analyzes general economic and market factors, such as interest rate forecasts and anticipated interest rate spreads among various sectors of money market instruments, and sets broad strategies for the Short-Term Investment Fund. In the second stage, Western Asset evaluates individual securities. Western Asset uses proprietary quantitative and qualitative techniques to create and maintain a list of issuers whose securities are approved for purchase. In the third stage, Western Asset determines the structure and composition of the portfolio. In doing so, Western Asset seeks to minimize exposure to credit risk and market risk. The Short-Term Investment Fund attempts to maximize return to take advantage of changing money market conditions and trends. The Short-Term Investment Fund also trades to take advantage of disparities in yield relationships between money market instruments.

     Under normal circumstances, the Short-Term Investment Fund intends to be fully invested. Pending investment to meet anticipated redemption requests, or as a temporary defensive measure if its subadviser determines that market conditions warrant, the Short-Term Investment Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Short-Term Investment Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     MAIN RISKS OF INVESTING: The primary risk of investing in the Short-Term Investment Fund is interest rate risk. Changes in interest rates may cause changes in the Short-Term Investment Fund's yield, net asset value and total return. The Short-Term Investment Fund is also subject to credit risk. More information about the risks of investing in the Short-Term Investment Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the Short-Term Investment Fund will meet its investment objectives. The Short-Term Investment Fund's returns will vary and you could lose money by investing in the Fund.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how the Fund's performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

SHORT-TERM INVESTMENT FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1994          3.89%
1995          5.25%
1996          5.02%
1997          5.09%
1998          4.97%
1999          4.77%
2000          5.81%
2001          5.17%
2002          1.72%
2003          1.03%


BEST QUARTER         WORST QUARTER
------------         -------------
1.71% (1Q01)         0.00% (3Q03)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                         1 YEAR     5 YEARS     10 YEARS
                                         ------     -------     --------
Short-Term Investment Fund                1.03%       3.68%       4.25%
Treasury Bill Index*                      1.09%       3.67%       4.49%
(reflects no deduction for fees,
 expenses or taxes)

* Treasury Bill Index: an unmanaged index consisting of U.S. Treasury Bills with 90-day maturities.

     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                  SHORT-TERM
                                                  INVESTMENT
                                                     FUND
                                                     ----

MANAGEMENT FEE                                       0.125%
OTHER EXPENSES                                       0.945%
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.07%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. Horace Mann Investors, Inc. assumed or waived certain expenses and fees for the Short-Term Investment Fund. With these waivers or subsidizations the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 0.00%, 0.17% and 0.17%.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                   ------     -------     -------     --------
 Short-Term Investment Fund         $109        $338        $587       $1,299


MORE ABOUT RISKS

     The Fund has principal investment strategies that come with inherent risks. The following describes the types of principal risks that the Fund may experience.

     DERIVATIVES RISK When the Fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK For debt securities, credit risk is the possibility that an issuer or counterparty to a contract will fail to make timely payments of interest or principal to the Fund. The credit risk of the Fund depends on the credit quality of its underlying securities. In general, for debt securities, the lower the credit quality of the Fund's securities, the higher the Fund's risk, all other factors such as maturity being equal.

     INTEREST RATE RISK For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

     INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.

     MARKET RISK For debt securities, the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

     PORTFOLIO STRATEGY RISK The performance of the Fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that the subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

      REINVESTMENT RISK During periods of falling interest rates, a debt security with a high stated interest rate may be prepaid (or "called") prior to its expected maturity date. If, during periods of falling interest rates, a debt security with a high stated interest rate is called, the unanticipated proceeds would likely be invested at lower interest rates, and the Fund's income or yield may decline. Call provisions, which may lead to reinvestment risk, are most common for intermediate- and long-term municipal, corporate and mortgage-backed securities. To the extent securities subject to call were acquired at a premium, the potential for appreciation in the event of a decline in interest rates may be limited and may even result in losses.

     TURNOVER RISK Transaction costs may lower the Fund's effective return.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. For a more detailed description of the various types of instruments in which the Fund may invest and its associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     FOREIGN SECURITIES. The Short-Term Investment Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     ILLIQUID SECURITIES. The Short-Term Investment Fund may not invest in restricted securities or securities not fully marketable.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The Short-Term Investment Fund may not make loans to other persons, except by the purchase of obligations in which the Fund is authorized to invest.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of the subadviser and assists and consults with the subadviser in connection with the Fund's continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     The subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay the subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the annual rate of 0.125%.

     Through consulting and other arrangements similar to the Fund's "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISER. The subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Fund by which Wilshire allocates the Fund's assets among one or more "specialist" subadvisers. Western Asset serves as the subadviser for the Short-Term Investment Fund.

     Western Asset, a wholly owned subsidiary of Legg Mason, Inc., acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. Total assets under management were approximately $119 billion as of December 31, 2003. Western Asset is located at 385 East Colorado Boulevard, Pasadena, California 91105.

     Western Asset uses a centralized strategy group comprised of professionals who are expert in various investment disciplines to determine the investments for the Short-Term Investment Fund. Western uses a team approach to investment management, which revolves around the decisions of the group with expertise in all areas of the fixed-income market. The strategy group lays out basic parameters which are then executed by teams of professionals dedicated to specific sectors of the market.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

     Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

     Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

SHORT-TERM INVESTMENT FUND4

                                                                                YEARS ENDED DECEMBER 31,

                                                            2003            2002            2001           2000            1999
                                                            ----            ----            ----           ----            ----
 Net Asset Value Beginning of Period                      $  10.09        $  10.08        $   9.92       $   9.89        $   9.98
      Net Investment Income (Loss)1                           0.12            0.18            0.39           0.57            0.47
      Net Realized and Unrealized Gain (Loss)1               (0.02)          (0.01)           0.12           0.01            0.01
 Total Income (Loss) From Investment Operations1              0.10            0.17            0.51           0.58            0.48
 Less Distributions From:
      Net Investment Income                                   0.09            0.16            0.33           0.55            0.56
      Net Realized Gains                                      0.00            0.00            0.02           0.00            0.01
 Total Distributions                                          0.09            0.16            0.35           0.55            0.57
 Net Asset Value End of Period                            $  10.10        $  10.09        $  10.08       $   9.92        $   9.89
 Total Return2,3                                              1.03%           1.72%           5.17%          5.81%           4.77%
      Net Assets, End of Period (in thousands)            $  4,843        $  4,183        $  2,796       $  1,982        $  1,743
      Ratio of Expenses to Average Net Assets5                0.17%           0.33%           0.33%          0.49%           0.32%
      Ratio of Net Income to Average Net Assets5              1.16%           1.76%           4.20%          5.62%           4.71%
      Portfolio Turnover Rate                                 0.00%           0.00%           0.00%          0.00%           0.00%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                            1.07%           1.16%           1.36%          1.81%           1.90%
 Ratio of Net Investment Income                               0.18%           0.93%           3.17%          4.30%           3.13%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Certain expenses for the Short-Term Investment Fund were assumed or waived by Horace Mann Investors, Inc. through December 31, 2003.

5 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect earnings credits on cash balances.

OTHER INFORMATION

RATINGS OF DEBT OBLIGATIONS

                     MOODY'S INVESTORS             STANDARD & POOR'S
DEFINITION           SERVICE, INC.                 RATINGS GROUP
-------------------- ----------------------------- -----------------------------
LONG-TERM            Aaa                           AAA
HIGHEST QUALITY

HIGH QUALITY         Aa                            AA

UPPER MEDIUM GRADE   A                             A

MEDIUM GRADE         Baa                           BBB

LOW GRADE            Ba                            BB

SPECULATIVE          B                             B

SUBMARGINAL          Caa, CA, C                    CCC, CC, C

PROBABLY IN DEFAULT  D                             D
-------------------- ----------------------------- -----------------------------

                     MOODY'S                       S&P
-------------------- ----------------------------- -----------------------------

SHORT-TERM           MIG1/VMIG1 Best Quality       SP-1+ Very Strong Quality

                     MIG2/VMIG2 High Quality       SP-1 Strong Quality

                     MIG3/VMIG3 Favorable Quality  SP-2 Satisfactory Grade

                     SG Speculative Grade          SP-3 Speculative grade

COMMERCIAL PAPER     P-1 Superior quality          A-1+ Extremely strong quality

                     A-1 Strong quality

                     P-2 Strong quality            A-2 Satisfactory quality

                     P-3 Acceptable quality        A-3 Adequate quality

                     B Speculative quality

                     Not Prime                     C Doubtful quality

SHAREHOLDERS' INQUIRIES

     For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

     The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

     To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN MUTUAL FUNDS
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

------------------------------------------------------------------------------
(Name)

------------------------------------------------------------------------------
(Address)

------------------------------------------------------------------------------
(City/State/Zip)

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


                                       Investment Company Act File No. 811-07917

PROSPECTUS
MAY 1, 2004
HORACE MANN MUTUAL FUNDS
SMALL CAP GROWTH FUND






      SHARES OF THE HORACE MANN SMALL CAP GROWTH FUND ARE SOLD ONLY AS THE
         UNDERLYING INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                      HORACE MANN LIFE INSURANCE COMPANY.






HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001





     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
SUMMARY                                                                       2
     Small Cap Growth Fund                                                    2
     Fund Performance History                                                 4
MORE ABOUT RISKS                                                              6
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                     7
MANAGEMENT                                                                    8
     Investment Adviser                                                       8
     The Subadvisers                                                          9
PURCHASES AND REDEMPTIONS                                                    10
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                   10
FINANCIAL HIGHLIGHTS                                                         12
OTHER INFORMATION                                                            13
     Ratings of Debt Obligations                                             13
     Shareholders' Inquiries                                                 14
     Additional Information                                                  14

SUMMARY
--------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

SMALL CAP GROWTH FUND

     INVESTMENT OBJECTIVE: The Small Cap Growth Fund seeks long-term capital appreciation.

     MAIN INVESTMENT STRATEGIES: The Small Cap Growth Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in securities of small cap companies. The Small Cap Growth Fund ordinarily invests in small cap equity securities (less than $2.5 billion at the time of investment) which the subadvisers believe have earnings growth potential. Such securities would be considered by the subadvisers to have favorable and above-average earnings growth prospects; that is, securities with growth rate estimates in excess of the average for the Small Cap Growth Fund's benchmark, the Russell 2000 Growth Index. The Russell 2000 Growth Index is composed of those Russell 2000 securities with a greater-than-average growth orientation. Securities in this index generally have higher price-to-book and price-to-earnings ratios than those in the Russell 2000 Value Index.

     Currently, Wilshire has retained BlackRock Financial Management, Inc. ("BlackRock"), Lee Munder Investments Ltd. ("LMIL") and Mazama Capital Management ("Mazama") to manage the Small Cap Growth Fund. The basic investment philosophy of each subadviser is described below.

     BlackRock's small and mid cap growth team seeks to identify early stage companies with above average revenue and earnings per share growth potential. BlackRock focuses on companies with market capitalizations greater than $200 million and less than $2 billion. The team utilizes a bottom-up research process focusing on growth sectors and industries. Additionally, the team's strategy focuses on maintaining a valuation discipline to avoid over-paying for growth.

     BlackRock generally will sell a stock when, in its opinion, the fundamentals deteriorate, when the stock's relative price momentum declines, or upon an earnings disappointment.

     In managing its portion of the Small Cap Growth Fund, LMIL uses the Fundamental, bottom-up research approach that focuses on the highest growth sectors of the economy. LMIL seeks to identify the highest quality companies within attractive industry sub-sectors that share some or all of the following characteristics: seasoned, vested management; technological leadership; sustainable competitive advantage; expanding profit margins and accelerating sales growth; conservative accounting and strong balance sheets; and expanding market share.

     Before making purchase decisions, LMIL creates internally generated investment opinions about a company's earnings prospects, growth rate and other determinants of value that are compared to market expectations. LMIL generally will sell a stock when its underlying fundamental outlook does not justify its current price.

     In managing its portion of the Small Cap Growth Fund, Mazama employs a proprietary model that incorporates both quantitative and qualitative inputs to identify growth companies with market capitalizations under $2.5 billion that trade at attractive valuations and are likely to exceed current market expectations. Mazama then conducts in-depth research on these candidates before making purchase decisions.

     Mazama will sell a stock when its proprietary model composite ranking declines substantially due to price appreciation or deterioration in fundamentals.

     Under normal circumstances, the Small Cap Growth Fund intends to be fully invested. Pending investment to meet anticipated redemption requests, or as a temporary defensive measure if a subadviser determines that market conditions warrant, the Small Cap Growth Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Small Cap Growth Fund is in a defensive position, its ability to achieve its investment objective may be limited. The reason for acquiring money market securities would be to avoid market losses. However, if market conditions improve, this strategy could result in reducing the potential gains from market upswing, thus reducing the Small Cap Growth Fund's opportunity to achieve its investment objective.

     MAIN RISKS OF INVESTING: Since the Small Cap Growth Fund invests most of its assets in common stocks, the primary risk is that value of the stocks it holds might decrease in response to the activities of the company that issued the stock or general economic and market conditions. Investments in securities of companies with small-sized market capitalizations generally involve greater risk than investment in larger, more established companies. This is because small companies may be in an earlier stage of development, may be dependent on a small number of products or services, may lack substantial capital reserves and/or do not have proven track records. Smaller companies may be more adversely affected by poor economic or market conditions. In addition, small companies may be traded in low volumes, which can increase volatility and liquidity risks. More information about the risks of investing in the Small Cap Growth Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the Small Cap Growth Fund will meet its investment objective. The Small Cap Growth Fund's returns will vary, and you could lose money by investing in the Fund.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how the Fund's performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

SMALL CAP GROWTH FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1998          5.81%
1999         71.55%
2000        -10.84%
2001        -29.89%
2002        -38.93%
2003         58.95%


BEST QUARTER           WORST QUARTER
------------           -------------
44.56% (4Q99)          -28.92% (3Q01)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                                                SINCE INCEPTION
                                            1 YEAR     5 YEARS     (3/10/97)
                                            ------     -------     ---------
Small Cap Growth Fund                       58.95%      0.85%        3.83%
Russell 2000 Growth*                        48.54%      0.86%        4.35%
(reflects no deduction for fees,
 expenses or taxes)

* The Russell 2000 Growth Index (the "Russell 2000 Growth") is an unmanaged securities index composed of those Russell 2000 securities with a greater-than-average growth orientation.

     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                 SMALL CAP
                                                GROWTH FUND
                                                -----------

MANAGEMENT FEE                                     1.15%
OTHER EXPENSES                                     0.64%
TOTAL ANNUAL FUND OPERATING EXPENSES               1.79%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. With these waivers the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 1.02%, 0.64% and 1.66%.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                               ------     -------     -------     --------
 Small Cap Growth Fund          $180        $558        $961       $2,086


MORE ABOUT RISKS

     The Fund has principal investment strategies that come with inherent risks. The following describes the types of principal risks that the Fund may experience.

     DERIVATIVES RISK When the Fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK The credit risk of the Fund depends on the credit quality of its underlying securities.

     INTEREST RATE RISK For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

     INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.

     LIQUIDITY RISK The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

     MARKET RISK For equity securities, stock market movements will affect the Fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole.

     PORTFOLIO STRATEGY RISK The performance of the Fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that a subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

     TURNOVER RISK The Small Cap Growth Fund may trade aggressively and thus experience high portfolio turnover and relatively high brokerage and other transaction costs. Such transaction costs may lower the Fund's effective return.

     VALUATION RISK The Fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     Shareholders of the Small Cap Growth Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of the Fund.

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. For a more detailed description of the various types of instruments in which the Fund may invest and its associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     ADRS, EDRS AND GDRS. The Small Cap Growth Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations, as described below under "Foreign Securities."

     FOREIGN SECURITIES. The Small Cap Growth Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     ILLIQUID SECURITIES. The Small Cap Growth Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. As a matter of operating policy, the Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The Small Cap Growth Fund may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Fund may not make such loans in excess of 33?% of the value of its total assets, including collateral received. Loaned securities involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Small Cap Growth Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objectives. For a more detailed description of when-issued purchases and forward commitments, see the SAI.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with the Fund's continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     Each subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay each subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the annual rate of 1.150%.

     Through consulting and other arrangements similar to the Fund's "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISERS. Each subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Fund by which Wilshire allocates the Fund's assets among one or more "specialist" subadvisers. BlackRock, LMIL and Mazama serve as the subadvisers for the Small Cap Growth Fund.

     Wilshire has discretion over the percentage of assets allocated to each subadviser, and to the extent Wilshire deems appropriate to achieve the Fund's investment objective, may reallocate the percentage of the Fund's assets overseen by each subadviser at any time.

     BlackRock, 40 East 52nd Street, New York, New York 10022, is a subsidiary of PNC Bank and a registered investment adviser. BlackRock has approximately $309 billion under management as of December 31, 2003.

     BlackRock's portion of the Small Cap Growth Fund is managed by BlackRock's Small and Mid Cap Growth Team. The team is supported by BlackRock's Small Cap Growth research analysts along with quantitative analysts and traders. The Small and Mid Cap Growth Team includes the following individuals:

     Neil D. Wagner, Director, is the Fund's lead portfolio manager. Prior to joining BlackRock in 2002, Mr. Wagner managed small and mid cap growth portfolios at MFS Investment Management since 1998. Mr. Wagner received a B.A. degree, summa cum laude, with high honors in mathematics and physics from Colgate University.

     Andrew F. Thut, Vice President and research analyst, is a member of the Small and Mid Cap Growth Team as well as the back-up portfolio manager. Prior to joining BlackRock in 2002, Mr. Thut was an equity analyst at MFS Investment Management since 1998. Prior to joining MFS, Mr. Thut worked in the technology banking group at BT Alex Brown. Mr. Thut earned a B.A. degree in history from Dartmouth College.

     Mazama, One Southwest Columbia Street, Suite 1500, Portland, Oregon 97258, is a registered investment adviser. Mazama has approximately $3.3 billion under management as of December 31, 2003.

     Mazama's portion of the Small Cap Growth Fund is managed by the Small Cap Growth team, which is supported by Mazama's research analysts and traders and includes the following individuals:

     Ronald A. Sauer is the senior portfolio manager. Mr. Sauer has over 22 years of investment experience, has been a portfolio manager at Mazama since founding the firm in 1997 and was previously President and Director of Research for Black and Company, Inc., a leading Northwest investment firm.

     Helen M. Degener is the chief investment officer, has been with Mazama since 1999 and was previously senior portfolio manager for Fiduciary Trust. Ms. Degener has over 32 years of investment experience.

     Steven C. Brink, CFA, is a portfolio manager and is responsible for overseeing research. He has been at Mazama since its founding in 1997 and was previously chief investment officer at U.S. Trust. Mr. Brink has over 25 years of investment experience.

     LMIL, 200 Clarendon Street, Boston, Massachusetts 02116, is a registered investment adviser founded in 2000. LMIL had approximately $2.6 billion in assets under management as of July 31, 2003. LMIL's investment team is comprised of six investment professionals, four of whom worked together at Standish, Ayer & Wood, and who have an average of 15 years of investment experience. Two portfolio managers are responsible for the day-to-day investment management of LMIL's portion of the Small Cap Growth Fund.

     Andrew L. Beja, CFA, has been a principal of LMIL since its inception in August 2000 and is co-portfolio manager of LMIL's institutional small cap accounts. He was previously a portfolio manager at Standish, Ayer & Wood for four years, and prior to that, spent 11 years as a sell-side analyst with Advest, Inc. Mr. Beja has a B.A. from Miami University (Ohio).

     Jonathan F. Stone, CFA, has been a principal of LMIL since its inception in August 2000 and is co-portfolio manager of LMIL's institutional small cap accounts. He was previously at Standish, Ayer & Wood for three years, and prior to that, spent six years as a technology analyst and principal at Adams, Harkness & Hill and eight years in management positions at several high-tech companies. Mr. Stone has a B.A. from Brown University and a M.B.A. from Harvard Business School.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

     Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

      Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

SMALL CAP GROWTH FUND4

                                                                                   YEARS ENDED DECEMBER 31,

                                                              2003           2002            2001            2000           1999
                                                              ----           ----            ----            ----           ----
 Net Asset Value Beginning of Period                      $   7.43       $  12.15        $  17.31        $  19.76       $  12.38
      Net Investment Income (Loss)1                          (0.14)         (0.15)          (0.12)          (0.12)         (0.15)
      Net Realized and Unrealized Gain (Loss)1                4.52          (4.57)          (5.04)          (2.03)          8.96
 Total Income (Loss) From Investment Operations1              4.38          (4.72)          (5.16)          (2.15)          8.81
 Less Distributions From:
      Net Investment Income                                   0.00           0.00            0.00            0.00           0.00
      Net Realized Capital Gains                              0.00           0.00            0.00            0.30           1.43
 Total Distributions                                          0.00           0.00            0.00            0.30           1.43
 Net Asset Value End of Period                            $  11.81       $   7.43        $  12.15        $  17.31       $  19.76
 Total Return2,3                                             58.95%        (38.93)%        (29.81)%        (10.84)%        71.55%
      Net Assets End of Period (in thousands)             $ 57,193       $ 34,768        $ 58,437        $ 83,597       $ 60,497
      Ratio of Expenses to Average Net Assets5                1.66%          1.66%           1.54%           1.50%          1.50%
      Ratio of Net Income to Average Net Assets5             (1.52)%        (1.61)%          1.14%          (0.57)%        (1.03)%
      Portfolio Turnover Rate                               205.59%        234.03%         318.83%         233.11%        172.20%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                            1.79%          1.82%           1.71%           1.67%          1.64%
 Ratio of Net Investment Income                              (1.65)%        (1.77)%          1.31%          (0.74)%        (1.17)%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Certain expenses for the Fund were assumed and/or waived by Horace Mann Investors, Inc. through December 31, 1999.

5 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect earnings credits on cash balances.

OTHER INFORMATION

RATINGS OF DEBT OBLIGATIONS

                   MOODY'S                       S&P
------------------ ----------------------------- -------------------------------

SHORT-TERM         MIG1/VMIG1 Best Quality       SP-1+ Very Strong Quality

                   MIG2/VMIG2 High Quality       SP-1 Strong Quality

                   MIG3/VMIG3 Favorable Quality  SP-2 Satisfactory Grade

                   SG Speculative Grade          SP-3 Speculative grade

COMMERCIAL PAPER   P-1 Superior quality          A-1+ Extremely strong quality

                   A-1 Strong quality

                   P-2 Strong quality            A-2 Satisfactory quality

                   P-3 Acceptable quality        A-3 Adequate quality

                   B Speculative quality

                   Not Prime                     C Doubtful quality

SHAREHOLDERS' INQUIRIES

     For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

     The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

     To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN MUTUAL FUNDS
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

------------------------------------------------------------------------------
(Name)

------------------------------------------------------------------------------
(Address)

------------------------------------------------------------------------------
(City/State/Zip)

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                                       Investment Company Act File No. 811-07917

PROSPECTUS
MAY 1, 2004
HORACE MANN MUTUAL FUNDS
INTERNATIONAL EQUITY FUND








    SHARES OF THE HORACE MANN INTERNATIONAL EQUITY FUND ARE SOLD ONLY AS THE
         UNDERLYING INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                       HORACE MANN LIFE INSURANCE COMPANY.








HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001








     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
SUMMARY                                                                       2
     International Equity Fund                                                2
     Fund Performance History                                                 2
MORE ABOUT RISKS                                                              4
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                     5
MANAGEMENT                                                                    6
     Investment Adviser                                                       6
     The Subadviser                                                           7
PURCHASES AND REDEMPTIONS                                                     7
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                    7
FINANCIAL HIGHLIGHTS                                                          9
OTHER INFORMATION                                                            10
     Ratings of Debt Obligations                                             10
     Shareholders' Inquiries                                                 11
     Additional Information                                                  11

SUMMARY
--------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

INTERNATIONAL EQUITY FUND

     INVESTMENT OBJECTIVE: The International Equity Fund seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

     MAIN INVESTMENT STRATEGIES: The International Equity Fund invests, under normal circumstances, at least 80% of net assets (plus the amount of any borrowings for investment purposes) in equity securities. The International Equity Fund invests in companies, wherever organized, which do business primarily outside the United States. The International Equity Fund intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The International Equity Fund invests primarily in equity securities of established companies that the subadviser believes have favorable characteristics and that are listed on foreign exchanges. It may also invest in fixed-income securities of foreign governments and companies.

     Currently, Wilshire has retained Oechsle International Advisors ("Oechsle") to manage the International Equity Fund. The basic investment philosophy of the subadviser is described below:

     The International Equity Fund has no present intention of altering its general policy of being primarily invested in foreign securities under normal conditions. However, in the event of exceptional conditions abroad, the International Equity Fund may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States. To the extent the International Equity Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     For hedging purposes, the International Equity Fund may purchase forward foreign currency exchange contracts, foreign currency options and futures contracts and foreign currencies in the form of bank deposits. The International Equity Fund may also purchase other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

     MAIN RISKS OF INVESTING: Because the International Equity Fund invests most of its assets in common stocks, the primary risk is that the value of the stocks it holds might decrease in response to the activities of those companies or market and economic conditions. Foreign investments often involve additional risks including political instability, differences in financial reporting standards and less stringent regulation of securities markets. These risks are magnified in less-established, emerging markets. Because the securities held by the International Equity Fund usually will be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of the International Equity Fund's investments. In addition, the International Equity Fund may invest in the securities of small companies, which may be more volatile and less liquid than securities of large companies. More information about the risks of investing in the International Equity Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the International Equity Fund will meet its investment objective. The International Equity Fund's returns will vary, and you could lose money by investing in the Fund.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how the Fund's performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with a broad-based securities market index. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

INTERNATIONAL EQUITY FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1998         18.95%
1999         51.83%
2000        -17.51%
2001        -26.35%
2002        -20.99%
2003         32.49%


BEST QUARTER            WORST QUARTER
------------            -------------
28.45% (4Q99)          -22.22% (3Q02)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                                                SINCE INCEPTION
                                       1 YEAR      5 YEARS         (3/10/97)
                                       ------      -------         ---------
International Equity Fund              32.49%       -0.70%           2.57%
MSCI EAFE*                             38.56%       -0.05%           3.20%
(reflects no deduction for fees,
 expenses or taxes)

* The Morgan Stanley Capital International Europe, Australasia, Far East Index. The index reflects performance from February 28, 1997 through December 31, 2003.

     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                INTERNATIONAL
                                                   EQUITY
                                                    FUND
                                                    ----

MANAGEMENT FEE                                      0.85%
OTHER EXPENSES                                      0.66%
TOTAL ANNUAL FUND OPERATING EXPENSES                1.51%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. With these waivers the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 0.80%, 0.66% and 1.46%.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                  ------     -------     -------     --------
International Equity Fund          $152        $474        $817       $1,788



MORE ABOUT RISKS

     The Fund has principal investment strategies that come with inherent risks. The following describes the types of principal risks that the Fund may experience.

     CURRENCY RISK Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may widen any losses.

     DERIVATIVES RISK When the Fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK The credit risk of the Fund depends on the credit quality of its underlying securities.

     INTEREST RATE RISK For debt securities, interest rate risk is the possibility that the price will fall because of changing interest rates. In general, debt securities' prices vary inversely with changes in interest rates. If interest rates rise, bond prices generally fall; if interest rates fall, bond prices generally rise. In addition, for a given change in interest rates, longer-maturity bonds fluctuate more in price (gaining or losing more in value) than shorter-maturity bonds.

      INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.

      LIQUIDITY RISK The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

      MARKET RISK For equity securities, stock market movements will affect the Fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole.

     PORTFOLIO STRATEGY RISK The performance of the Fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that the subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

     VALUATION RISK The Fund may invest in securities that are difficult to value and may inadvertently value certain of its securities at a higher price than the market will bear.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     Shareholders of the International Equity Fund will be provided with at least 60 days prior notice of any change in the 80% investment policy of the Fund.

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. For a more detailed description of the various types of instruments in which the Fund may invest and its associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     ADRS, EDRS AND GDRS. The International Equity Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations, as described below under "Foreign Securities."

     FOREIGN SECURITIES. The International Equity Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     FORWARD FOREIGN AND CURRENCY EXCHANGE CONTRACTS. The International Equity Fund may invest in foreign currencies. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or within a specified range of prices. Foreign currency futures contracts are standardized contracts traded on commodities exchanges that involve an obligation to purchase or sell a predetermined amount of currency at a predetermined date at a specified price. For a more detailed description of foreign currencies, see the SAI.

     ILLIQUID SECURITIES. The International Equity Fund may purchase securities which are not registered under the Securities Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. As a matter of operating policy, the Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging, cross-hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The International Equity Fund may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Fund may not make such loans in excess of 33?% of the value of its total assets, including collateral received. Loaned securities involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The International Equity Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objectives. For a more detailed description of when-issued purchases and forward commitments, see the SAI.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of each subadviser and assists and consults with each subadviser in connection with the Fund's continuous investment program.

In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     The subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay the subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the annual rate of 0.850%.

     Through consulting and other arrangements similar to the Fund's "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISER. The subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Fund by which Wilshire allocates the Fund's assets among one or more "specialist" subadvisers. Oechsle serves as the subadviser for the International Equity Fund.

     The International Equity Fund is managed by Oechsle International Advisors, LLC ("Oechsle") and its International Equity Fund Team. Oechsle, One International Place, Boston, Massachusetts 02110, is a registered investment adviser. Oechsle has approximately $14 billion in assets under management as of December 31, 2003.

     Oechsle utilizes a team approach to the management of the International Equity Fund. All of Oechsle's portfolio managers and research analysts are members of the investment team. The investment team develops a broad investment strategy, establishes a framework for country allocations and contributes individual stock selections. The lead portfolio managers are Martina Oechsle Vasconcelles and Warren Walker.

     Martina Oechsle Vasconcelles is a Principal and a Portfolio Manager/Research Analyst at Oechsle. Prior to joining Oechsle in February 1990, she worked as a Financial Analyst for Coldwell Banker Commercial Real Estate Services for three years. Ms. Oechsle Vasconcelles has lived in Germany and traveled extensively in Europe. Ms. Oechsle Vasconcelles received a B.A. in economics and psychology from Northwestern University, as well as a M.B.A. from the University of Chicago Graduate School of Business with a degree in finance.

     Warren R. Walker is a Principal and a Portfolio Manager/Research Analyst at Oechsle and is a Director of Oechsle International Advisors, Ltd., a London affiliate of Oechsle. He has been in the international equity business for twenty-one years, starting his career in 1982 in London with Morgan Guaranty and then Lombard Odier International Portfolio Management. In 1984, he joined Putnam International Advisors as a research analyst, working in both the London and Tokyo offices. In 1986, Mr. Walker left Putnam upon the formation of Oechsle to help develop the research and management of Oechsle's European product. Mr. Walker holds a B.A. from Kenyon College and has done postgraduate studies in investment analysis in London.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

      Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

      The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

     Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

INTERNATIONAL EQUITY FUND4

                                                                                YEARS ENDED DECEMBER 31,

                                                             2003           2002            2001             2000           1999
                                                             ----           ----            ----             ----           ----
 Net Asset Value Beginning of Period                      $   8.30       $  10.52        $  14.27         $  17.52       $  12.13
      Net Investment Income (Loss)1                           0.05          (0.01)             --             0.03           0.08
      Net Realized and Unrealized Gain (Loss)1                2.64          (2.21)          (3.75)           (3.10)          6.18
 Total Income (Loss) From Investment Operations1              2.69          (2.22)          (3.75)           (3.07)          6.26
 Less Distributions From:
      Net Investment Income                                   0.08           0.00            0.00             0.00           0.03
      Net Realized Gains                                      0.00           0.00            0.00             0.18           0.84
 Total Distributions                                          0.08           0.00            0.00             0.18           0.87
 Net Asset Value End of Period                               10.91           8.30           10.52            14.27          17.52
 Total Return (%)2,3                                         32.49%        (20.99)%        (26.35)%         (17.51)%        51.83%

      Net Assets, End of Period (in thousands)            $ 35,741       $ 26,286        $ 33,544         $ 42,689       $ 26,403
      Ratio of Expenses to Average Net Assets5                1.46%          1.58%           1.53%            1.47%          1.30%
      Ratio of Net Income to Average Net Assets5              0.59%         (0.08)%          0.00%            0.18%          0.53%
      Portfolio Turnover Rate                                68.48%        139.45%         103.42%           69.30%         77.74%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                            1.51%          1.62%           1.54%            1.51%          1.69%
 Ratio of Net Investment Income                               0.54%         (0.12)%         (0.01)%           0.14%          0.14%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Certain expenses for the Fund were assumed or waived by Horace Mann Investors, Inc. through December 31, 2000.

5 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect earnings credits on cash balances.

OTHER INFORMATION

RATINGS OF DEBT OBLIGATIONS

                     MOODY'S INVESTORS             STANDARD & POOR'S
DEFINITION           SERVICE, INC.                 RATINGS GROUP
-------------------- ----------------------------- -----------------------------
LONG-TERM            Aaa                           AAA
HIGHEST QUALITY

HIGH QUALITY         Aa                            AA

UPPER MEDIUM GRADE   A                             A

MEDIUM GRADE         Baa                           BBB

LOW GRADE            Ba                            BB

SPECULATIVE          B                             B

SUBMARGINAL          Caa, CA, C                    CCC, CC, C

PROBABLY IN DEFAULT  D                             D
-------------------- ----------------------------- -----------------------------

                     MOODY'S                       S&P
-------------------- ----------------------------- -----------------------------

SHORT-TERM           MIG1/VMIG1 Best Quality       SP-1+ Very Strong Quality

                     MIG2/VMIG2 High Quality       SP-1 Strong Quality

                     MIG3/VMIG3 Favorable Quality  SP-2 Satisfactory Grade

                     SG Speculative Grade          SP-3 Speculative grade

COMMERCIAL PAPER     P-1 Superior quality          A-1+ Extremely strong quality

                     A-1 Strong quality

                     P-2 Strong quality            A-2 Satisfactory quality

                     P-3 Acceptable quality        A-3 Adequate quality

                     B Speculative quality

                     Not Prime                     C Doubtful quality

SHAREHOLDERS' INQUIRIES

      For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

      Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

      The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

      To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN MUTUAL FUNDS
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

------------------------------------------------------------------------------
(Name)

------------------------------------------------------------------------------
(Address)

------------------------------------------------------------------------------
(City/State/Zip)

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


                                       Investment Company Act File No. 811-07917

PROSPECTUS
MAY 1, 2004
HORACE MANN MUTUAL FUNDS
SOCIALLY RESPONSIBLE FUND






    SHARES OF THE HORACE MANN SOCIALLY RESPONSIBLE FUND ARE SOLD ONLY AS THE
         UNDERLYING INVESTMENT FOR VARIABLE ANNUITY CONTRACTS ISSUED BY
                      HORACE MANN LIFE INSURANCE COMPANY.






HORACE MANN MUTUAL FUNDS
One Horace Mann Plaza
Springfield, Illinois 62715-0001






     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                            PAGE
                                                                            ----
SUMMARY                                                                       2
     Socially Responsible Fund                                                2
     Fund Performance History                                                 2
MORE ABOUT RISKS                                                              4
TYPES OF INVESTMENTS AND ASSOCIATED RISKS                                     5
MANAGEMENT                                                                    7
     Investment Adviser                                                       7
     The Subadviser                                                           8
PURCHASES AND REDEMPTIONS                                                     8
DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES                                    9
FINANCIAL HIGHLIGHTS                                                         10
OTHER INFORMATION                                                            11
     Ratings of Debt Obligations                                             11
     Shareholders' Inquiries                                                 12
     Additional Information                                                  12

SUMMARY
--------------------------------------------------------------------------------

     Wilshire Associates Incorporated ("Wilshire") serves as the investment adviser to the Horace Mann Mutual Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") and is made up of a series of portfolios (the "Funds"). In its oversight of the investment program of the Funds, Wilshire selects investment managers as subadvisers to manage each Fund's assets, and determines the allocation of each Fund's assets among those selected subadvisers. Wilshire selects subadvisers based upon a due diligence process that focuses on, but is not limited to, the managers' philosophy and process, people and organization, resources and performance. Wilshire has discretion to select, retain and discharge the subadvisers with approval from the Fund's Board of Trustees. Wilshire may take these actions at any time without shareholder approval.

SOCIALLY RESPONSIBLE FUND

     INVESTMENT OBJECTIVE: The Socially Responsible Fund seeks long-term growth of capital, current income and growth of income.

     MAIN INVESTMENT STRATEGIES: The Socially Responsible Fund pursues its objective through a diversified portfolio composed primarily of marketable equity securities (including common stocks, preferred stocks and debt securities convertible into common stocks of seasoned U.S.-traded companies). The Socially Responsible Fund seeks to achieve its objective by investing in issuers that meet certain socially responsible criteria. Investments in equity securities are limited to issuers which, in the subadviser's judgment, meet the following criteria:

     o    do not produce tobacco products;

     o    do not produce alcoholic beverages;

     o    do not own and/or operate casinos or manufacture gaming devices;

     o    do not produce pornographic materials;

     o do not produce nuclear weapons or guidance and/or delivery systems specifically for nuclear weapons;

     o by popular standards, maintain non-discriminatory employment practices throughout a company's facilities; and

     o by popular standards, maintain environmental policies, practices and procedures that are currently acceptable, or that are exhibiting improvement.

     Currently, Wilshire has retained the Bernstein Investment Research and Management Unit ("Bernstein") of Alliance Capital Management L.P. ("Alliance") to manage the Socially Responsible Fund. The basic investment philosophy of the subadviser is described below.

     Bernstein uses traditional methods of stock selection -- research and analysis -- to identify undervalued stocks that meet the socially responsible screening criteria. The subadviser will review the Socially Responsible Fund's investment universe quarterly for purposes of adding or eliminating stocks that meet or fail to meet the socially responsible screening criteria. All stocks purchased by the Socially Responsible Fund will meet such criteria at the time of purchase. Stocks held by the Socially Responsible Fund may be divested prior to reaching fair value, as determined by the subadviser, if during the quarterly review of the Socially Responsible Fund's investment universe, the subadviser determines that a stock no longer meets the socially responsible screening criteria. The portfolio will consist primarily of stocks with market capitalizations greater than $1 billion. In addition, the subadviser employs quantitative valuation tools to identify attractive stocks and the most opportune time to purchase them.

     In addition, from time to time, for temporary defensive purposes, when the Socially Responsible Fund's subadviser determines such a position is advisable in light of economic or market conditions, the Socially Responsible Fund may invest a portion of its assets in cash and cash equivalents. Pending investment to meet anticipated redemption requests, or as a temporary defensive measure if its subadviser determines that market conditions warrant, the Socially Responsible Fund may also invest, without limitation, in high quality, U.S. dollar-denominated money market instruments. To the extent the Socially Responsible Fund is in a defensive position, its ability to achieve its investment objective may be limited.

     MAIN RISKS OF INVESTING: The Socially Responsible Fund only invests in companies that meet its criteria for socially responsible investing. Because of this restriction, the investments that the Socially Responsible Fund's portfolio managers may choose from may be more limited than those of a fund that is not restricted to investing in companies that meet social criteria. In addition, since the Socially Responsible Fund invests most of its assets in common stocks, one of the primary risks is that the value of the stocks it holds might decrease in response to the activities of the company that issued the stock or general economic and market conditions. More information about the risks of investing in the Socially Responsible Fund is located in the sections entitled "More About Risks" and "Types of Investments and Associated Risks" below. There can be no assurance that the Socially Responsible Fund will meet its investment objective. The Socially Responsible Fund's returns will vary, and you could lose money by investing in the Socially Responsible Fund.

FUND PERFORMANCE HISTORY

     The information below provides an illustration of how the Fund's performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the performance from year to year during the periods indicated and by showing how the average annual total returns for the periods indicated compare with broad-based securities market indexes. The total return figures do not reflect expenses that apply to the separate account or related annuity contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

SOCIALLY RESPONSIBLE FUND

ANNUAL TOTAL RETURNS

YEAR       PERCENTAGE

1998          9.80%
1999          8.39%
2000          8.79%
2001         -7.30%
2002        -13.48%
2003         28.45%


BEST QUARTER           WORST QUARTER
------------           -------------
16.04% (2Q03)          -18.10% (3Q02)

AVERAGE ANNUAL TOTAL RETURNS
(periods ended December 31, 2003)

                                                                 SINCE INCEPTION
                                            1 YEAR     5 YEARS      (3/10/97)
                                            ------     -------      ---------
Socially Responsible Fund                   28.45%      3.97%         7.55%

Russell 1000 Value Index*                   30.03%      3.56%         9.23%
(reflects no deduction for fees,
 expenses or taxes)

Blended Index*                              30.03%      1.21%         8.87%
(reflects no deduction for fees,
 expenses or taxes)

* The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 Index companies that are value-oriented, and generally have lower price-to-earnings and price-to-book ratios, and higher dividend yields than the average Russell 1000 Value Index company. Historical index results in the prospectus show a blended return that combines the S&P 500 history until the benchmark was changed (August 23, 2001), and the Russell 1000 Value Index from that point forward. For reporting periods after August 23, 2001 that do not include August 23, 2001, the blended index will match the Russell 1000 Value Index return.

     FEES AND EXPENSES. This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Fund's expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL OPERATING EXPENSES
(expenses that are deducted from Fund assets)

                                                 SOCIALLY
                                                RESPONSIBLE
                                                   FUND
==============================================
MANAGEMENT FEE                                     0.70%
OTHER EXPENSES                                     0.52%
TOTAL ANNUAL FUND OPERATING EXPENSES               1.22%

TOTAL NET ANNUAL FUND OPERATING EXPENSES

     The Fund's adviser, Wilshire Associates Incorporated, waived a portion of its advisory fee during 2003. With these waivers the Management Fee, Other Expenses and Total Fund Operating Expenses, respectively, were 0.51%, 0.52% and 1.03%.

                                     EXAMPLE

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund, redeem all of your shares at the end of the periods shown, earn a 5% return each year and incur the same operating expenses as shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                 1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                 ------     -------     -------     --------
 Socially Responsible Fund        $124        $385        $666       $1,468


MORE ABOUT RISKS

     The Fund has principal investment strategies that come with inherent risks. The following describes the types of principal risks that the Fund may experience.

     DERIVATIVES RISK When the Fund uses derivatives (securities whose value is based upon the value of another security or an index) to hedge positions in the portfolio, any loss generated by the derivative security should be substantially offset by gains on the hedged investment and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. To the extent that a derivative is not used as a hedge (i.e., for speculation), the Fund is directly exposed to the potential gains and losses of that derivative. Gains and losses from non-hedging derivative positions may be substantially greater than the derivative's original cost.

     CREDIT RISK The credit risk of the Fund depends on the credit quality of its underlying securities.

     INVESTMENT STYLE RISK During certain market conditions, funds with more specific investment styles (such as value or growth) may perform less well than funds that allow greater flexibility in the investment of assets.

     LIQUIDITY RISK The Fund may invest in certain securities that may be difficult or impossible to sell at a certain time and at a price that the Fund finds to be favorable. The Fund may have to accept an unfavorable price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

     MARKET RISK For equity securities, stock market movements will affect the Fund's share price on a daily basis. Declines in value are possible because of declines in the stock market in general or because of a decline in the specific securities held by the Fund. There is also the possibility that the price of the security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single company, industry, sector or the market as a whole.

     PORTFOLIO STRATEGY RISK The performance of the Fund is in part dependent upon the subadviser's skill in making appropriate investments. To the extent that the subadviser's investments differ from the portfolio represented by the benchmark, there exists the potential for volatility of the return of the Fund relative to its index. As the industry and sector composition of the market or index changes over time, the implementation of the Fund's strategy can lead to substantial differences in the sector or industry allocation of the Fund relative to the market or index.

TYPES OF INVESTMENTS AND ASSOCIATED RISKS

     The following provides additional information on various types of instruments in which the Fund may invest and its associated risks. For a more detailed description of the various types of instruments in which the Fund may invest and its associated risks, please see the section entitled "Description of Securities and Risks" in the Statement of Additional Information ("SAI").

     ADRS, EDRS AND GDRS. The Socially Responsible Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present additional investment considerations, as described below under "Foreign Securities."

     FOREIGN SECURITIES. The Socially Responsible Fund may invest in foreign securities. Global investing involves economic and political considerations not typically applicable to U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include, but are not limited to, changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on interest and dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are heightened in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in these countries than in developed countries. Wilshire and the subadvisers seek to mitigate the risks associated with these considerations through diversification and active professional management. For a more detailed description of foreign securities, see the SAI.

     ILLIQUID SECURITIES. The Socially Responsible Fund may purchase securities which are not registered under the Securities

Act of 1933 (the "1933 Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act if they are determined to be liquid. Any such security will be considered liquid so long as it is determined by a subadviser that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities. As a matter of operating policy, the Fund will invest only in Rule 144A securities that are deemed to be liquid, and will limit its investment in Rule 144A securities to 20% of its net assets.

     OPTIONS AND FUTURES CONTRACTS. Options are the right, but not the obligation to buy or sell a specified amount of securities or other assets on or before a fixed date. Futures contracts are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Fund may write covered call options, buy put options, buy call options and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative. The Fund may also invest in financial futures contracts and options on futures contracts to commit funds awaiting investment in securities or maintain cash liquidity or for other risk management purposes. For a more detailed description of options and futures contracts and their associated risks, see the SAI.

     SECURITIES LENDING. The Socially Responsible Fund may seek additional income by lending securities on a short-term basis. The securities lending agreements will require that the loans be secured by collateral in cash, U.S. Government securities or irrevocable bank letters of credit maintained on a current basis equal in value to at least the market value of the loaned securities. The Fund may not make such loans in excess of 33?% of the value of its total assets, including collateral received. Loaned securities involve risks of delay in receiving additional collateral or in recovering the loaned securities, or possibly loss of rights in the collateral if the borrower of the securities becomes insolvent.

     WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS. The Socially Responsible Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), and permit the Fund to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the price or yield obtained in a transaction may be less favorable than the price or yield available in the market when the securities delivery takes place. The Fund does not intend to engage in when-issued purchases and forward commitments for speculative purposes but only in furtherance of its investment objectives. For a more detailed description of when-issued purchases and forward commitments, see the SAI.

MANAGEMENT

     The overall responsibility for the supervision of the affairs of the Fund rests with the Board of Trustees. As described below, the Board has approved contracts with others to provide certain services to the Fund.

     INVESTMENT ADVISER. Since March 1, 1999, the Trust has employed Wilshire to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund's investment programs under an Investment Advisory Agreement dated March 1, 1999 (the "Investment Advisory Agreement"). Wilshire's principal office is located at 1299 Ocean Avenue, Santa Monica, California 90401-1085.

     Wilshire's duties under the Investment Advisory Agreement include recommending to the Board of Trustees one or more unaffiliated subadvisers to provide a continuous investment program for the Fund or a portion of the Fund's assets designated from time to time by Wilshire, including investment, research and management with respect to all securities and investments and cash equivalents for the Fund or a designated portion of the Fund's assets. Wilshire also reviews, monitors and reports to the Board of Trustees regarding the performance and investment procedures of the subadviser and assists and consults with the subadviser in connection with the Fund's continuous investment program. In addition, Wilshire maintains books and records with respect to its services under the Investment Advisory Agreement and furnishes the Board of Trustees with such periodic special reports as the Board may request.

     Wilshire selects subadvisers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to a particular investment style. Short-term performance is not by itself a significant factor in selecting or terminating subadvisers, and therefore Wilshire does not anticipate frequent changes in the subadvisers. Criteria for employment of subadvisers includes, but is not limited to, the subadvisers' philosophy and process, people and organization, resources and performance. Subadvisers may have different investment styles and security selection disciplines.

     Wilshire monitors the performance of each subadviser of the Fund and, to the extent it deems appropriate to achieve the Fund's investment objectives, reallocates assets among individual subadvisers or recommends the employment or termination of particular subadvisers.

     Pursuant to an exemptive order from the SEC, Wilshire, without shareholder approval, as normally would be required under the 1940 Act, may replace or add subadvisers and enter into sub-advisory agreements with these subadvisers upon approval of the Board of Trustees. Within 90 days of the hiring of any new subadviser or the implementation of any proposed material change to a sub-advisory agreement, shareholders will be furnished with an information statement that contains all information that would be included in a proxy statement regarding the new subadviser or sub-advisory agreement, except as modified by exemptive relief. Moreover, Wilshire will not enter into a sub-advisory agreement with any subadviser that is an "affiliated person," as defined in the 1940 Act, of the Trust or the Adviser, other than by reason of serving as a subadviser to the Fund, without shareholder approval. In addition, whenever a subadviser is hired or fired, Wilshire will provide the Board of Trustees with information showing the expected impact on Wilshire's profitability and will report such impact quarterly.

     The subadviser's fees will be paid by Wilshire out of the advisory fees that it receives from the Fund. Fees paid to a subadviser of the Fund with multiple subadvisers will depend upon the fee rate negotiated with Wilshire and upon the percentage of the Fund's assets allocated to that subadviser by Wilshire, which may vary from time to time. Thus, the basis for fees paid to any such subadviser will not be constant, and the relative amounts of fees paid to the various subadvisers of the Fund will fluctuate. These internal fluctuations, however, will not affect the total advisory fees paid by the Fund, which will remain fixed based on the terms described above. Wilshire may, however, determine in its discretion to waive a portion of its fee if internal fluctuations in the fee to be paid to the subadvisers results in excess profit to Wilshire. Because Wilshire will pay the subadviser's fees out of its own fees from the Fund, there will not be any "duplication" of advisory fees paid by the Fund.

     Shareholders should recognize, however, that in engaging new subadvisers and entering into sub-advisory agreements, Wilshire will negotiate fees with those subadvisers and, because these fees are paid by Wilshire and not directly by the Fund, any fee reduction negotiated by Wilshire may inure to Wilshire's benefit and any increase may inure to its detriment. However, Wilshire has voluntarily agreed to waive its fee to the extent any fee reduction is negotiated with a subadviser. The fees paid to Wilshire by the Fund and the fees paid to the subadvisers by Wilshire are considered by the Board in approving the Fund's advisory and sub-advisory arrangements. Any change in fees paid by the Fund to Wilshire would require shareholder approval.

     For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement, Wilshire receives a fee based on the Fund's average daily net assets, computed daily and payable monthly, at the annual rate of 0.700%.

     Through consulting and other arrangements similar to the Fund's "manager of managers" approach, Wilshire has also provided the same types of services to registered investment companies as are provided under the Investment Advisory Agreement. As of December 31, 2003, Wilshire's consulting division had approximately 200 clients with approximately $1 trillion in assets for which Wilshire provides a variety of services, very often including evaluation, selection and monitoring of investment advisers, as well as negotiating investment advisory contracts for the management of clients' assets.

     THE SUBADVISER. The subadviser serves pursuant to a sub-advisory agreement with Wilshire. Wilshire uses a "manager of managers" approach for the Fund by which Wilshire allocates the Fund's assets among one or more "specialist" subadvisers. Bernstein serves as the subadviser for the Socially Responsible Fund.

     Alliance, 1345 Avenue of the Americas, New York, NY 10105 is a leading global investment management firm supervising client accounts with assets as of December 31, 2003, totaling approximately $475 billion. Alliance, an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"), provides investment management services for many of the largest U.S. public and private employee benefit plans, endowments, foundations, public employee retirement funds, banks, insurance companies and high net worth individuals worldwide. Alliance is also one of the largest mutual fund sponsors, with a diverse family of globally distributed mutual fund portfolios.

     Two managers are primarily responsible for overseeing the Socially Responsible Fund.

     Marilyn G. Fedak, Executive Vice President and Chief Investment Officer -- U.S. Value Equities at Alliance since October 2, 2000 and prior to that Chief Investment Officer and Chairman of the U.S. Equity Investment Policy Group at Sanford Bernstein since 1993; has managed portfolio investments since 1976; joined Sanford Bernstein in 1984; B.A., Smith College; M.B.A., Harvard Business School.

     Ranji H. Nagaswami, Senior Portfolio Manager and member of the U.S. Value Equity Policy Group and the Risk Investment Policy Group at Alliance since 1999; from 1986 to 1999, Ms. Nagaswami progressed from quantitative analyst to managing director and co-head of U.S. Fixed Income at UBS Brinson and its predecessor firms; bachelor's degree, Bombay University; M.B.A., Yale University; Chartered Financial Analyst.

PURCHASES AND REDEMPTIONS

     Shares of the Fund are currently sold only to HMLIC separate accounts. In the event that HMLIC establishes additional separate accounts, shares of the Fund may be made available for purchase by such additional separate accounts.

     The Fund sells and redeems its shares at net asset value per share, without a sales or redemption charge. The net asset value of the Fund's shares is determined on each day the New York Stock Exchange ("NYSE") is open for trading at the close of regular trading on the NYSE (normally 3:00 p.m. Central Time). No valuations are made for any day that the NYSE is closed. The computation is made by dividing the net assets by the number of outstanding shares. Net assets are equal to the total assets of the Fund, less its liabilities.

     A purchase is effected at the price based on the next calculation of net asset value per share after receipt of a request. A security listed or traded on a domestic exchange is valued at its last sales price on the exchange where it is principally traded. In the absence of a current quotation, the security is valued at the mean between the last bid and asked prices on the exchange. Securities traded on Nasdaq are valued at the Nasdaq official closing price. Securities traded over-the-counter (other than on Nasdaq) in the United States are valued at the last current sale price. Equity securities primarily traded on a foreign exchange or market are valued daily at the price, which is an estimate of the fair value price, as provided by an independent pricing service. Debt securities that have a remaining maturity of 60 days or less are valued at cost, plus or minus any amortized discount or premium. When market quotations are not readily available, securities are valued according to procedures established by the Board of Trustees or are valued at fair value as determined in good faith by the Pricing Committee, whose members are representatives of the Fund's adviser or administrator, or the Fund's Valuation Committee. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee.

     Except in extraordinary circumstances and as permissible under the 1940 Act, redemption proceeds are paid on or before the third business day following the date the request for redemption is received.

DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

     The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. All dividends or distributions paid on Fund shares held by a separate account, net of separate account contract charges, are automatically reinvested in shares of the Fund at the net asset value determined on the dividend payment date.

     Under the Internal Revenue Code of 1986, as amended, HMLIC is taxed as a life insurance company and the operations of its separate accounts are taxed as part of its total operations. Under current interpretations of existing federal income tax law, investment income and capital gains of separate accounts are not subject to federal income tax to the extent applied to increase the value of variable annuity contracts. Tax consequences to variable annuity contract holders are described in your variable annuity contract prospectus issued by the HMLIC Separate Account.

     By law, the Fund must withhold 28% of your distributions and proceeds paid to you if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so. The tax discussion set forth above is included for general information only. Investors and prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

     Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Tax Matters" in the SAI.

FINANCIAL HIGHLIGHTS

      The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

SOCIALLY RESPONSIBLE FUND(4)

                                                                                 YEARS ENDED DECEMBER 31,

                                                           2003            2002            2001            2000            1999
                                                           ----            ----            ----            ----            ----
 Net Asset Value Beginning of Period                     $  10.87        $  12.75        $  14.11        $  13.81        $  12.99
      Net Investment Income (Loss)1                          0.17            0.16            0.14            0.13            0.17
      Net Realized and Unrealized Gain (Loss)1               2.92           (1.88)          (1.17)           1.07            0.91
 Total Income (Loss) From Investment Operations1             3.09           (1.72)          (1.03)           1.20            1.08
 Less Distributions From:
      Net Investment Income                                  0.17            0.16            0.14            0.14            0.14
      Net Realized Gains                                     0.00            0.00            0.19            0.76            0.12
 Total Distributions                                         0.17            0.16            0.33            0.90            0.26
 Net Asset Value End of Period                           $  13.79        $  10.87        $  12.75        $  14.11        $  13.81
 Total Return2,3                                            28.45%         (13.48)%         (7.30)%          8.79%           8.39%
      Net Assets End of Period (in thousands)            $ 73,965        $ 58,960        $ 71,644        $ 76,011        $ 59,533

      Ratio of Expenses to Average Net Assets5               1.03%           0.99%           1.04%           1.07%           1.00%
      Ratio of Net Income to Average Net Assets5             1.39%           1.35%           1.05%           0.96%           1.28%
      Portfolio Turnover Rate                               36.67%          27.34%         141.96%          99.11%          60.46%
 Ratio to Average Net Assets Before Waived and
 Reimbursed Expenses
 Ratio of Expenses                                           1.22%           1.19%           1.20%           1.20%           1.12%
 Ratio of Net Investment Income                              1.20%           1.15%           0.89%           0.83%           1.16%

1 The "Net Investment Income" per share and the "Net Realized and Unrealized Gain (Loss)" per share represent a proportionate share respective to the increase in net assets as presented in the Statement of Operations and are calculated using the average outstanding share balance for the year. Distributions from "Net Investment Income" and "Net Realized Gains" are based on actual outstanding shares on the ex-date.

2 The total return is determined by the ratio of ending net asset value to beginning net asset value, adjusted for reinvestment of dividends from net investment income and net realized capital gains.

3 If you are an annuity contract owner, the above total return does not reflect expenses that apply to the separate account or related policies. The inclusion of these charges would reduce the total return figures for all periods shown.

4 Certain expenses for the Fund were assumed and/or waived by Horace Mann Investors, Inc. through December 31, 1999.

5 Ratios of Expenses and Net Investment Income to Average Net Assets do not reflect earnings credits on cash balances.

OTHER INFORMATION

RATINGS OF DEBT OBLIGATIONS

                     MOODY'S INVESTORS             STANDARD & POOR'S
DEFINITION           SERVICE, INC.                 RATINGS GROUP
-------------------- ----------------------------- -----------------------------
LONG-TERM            Aaa                           AAA
HIGHEST QUALITY

HIGH QUALITY         Aa                            AA

UPPER MEDIUM GRADE   A                             A

MEDIUM GRADE         Baa                           BBB

LOW GRADE            Ba                            BB

SPECULATIVE          B                             B

SUBMARGINAL          Caa, CA, C                    CCC, CC, C

PROBABLY IN DEFAULT  D                             D
-------------------- ----------------------------- -----------------------------

                     MOODY'S                       S&P
-------------------- ----------------------------- -----------------------------

SHORT-TERM           MIG1/VMIG1 Best Quality       SP-1+ Very Strong Quality

                     MIG2/VMIG2 High Quality       SP-1 Strong Quality

                     MIG3/VMIG3 Favorable Quality  SP-2 Satisfactory Grade

                     SG Speculative Grade          SP-3 Speculative grade

COMMERCIAL PAPER     P-1 Superior quality          A-1+ Extremely strong quality

                     A-1 Strong quality

                     P-2 Strong quality            A-2 Satisfactory quality

                     P-3 Acceptable quality        A-3 Adequate quality

                     B Speculative quality

                     Not Prime                     C Doubtful quality

SHAREHOLDERS' INQUIRIES

     For questions concerning investments in the Fund through HMLIC's annuity contracts, call HMLIC's toll-free customer service number, (800) 999-1030. Written questions should be sent by mail to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657 or by telefacsimile (FAX) transmission to (217) 527-2307.

ADDITIONAL INFORMATION

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to Shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The financial statements included in the Fund's annual report are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

     The SAI contains more detailed information about the Fund. The current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus, which means that it is part of this Prospectus for legal purposes.

     To receive, without charge, a copy of the annual and/or semi-annual reports of the Horace Mann Mutual Funds and/or a copy of the Statement of Additional Information for the Horace Mann Mutual Funds, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (217) 535-7123 or telephone (217) 789-2500 or (800) 999-1030 (toll-free).

     HORACE MANN MUTUAL FUNDS
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657


Please provide free of charge the following information:

______ 2003 Annual Report of the Horace Mann Mutual Funds

______ Statement of Additional Information dated May 1, 2004, as supplemented from time to time, for the Horace Mann Mutual Funds

Please mail the above documents to:

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(Name)

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(Address)

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(City/State/Zip)

     Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Also, information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

     No person has been authorized to give any information or to make any representations not contained in this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.


                                       Investment Company Act File No. 811-07917

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